OAKTREE DIVERSIFIED INCOME FUND INC.
Consolidated Schedule of Investments (Unaudited)
March 31, 2024
Description	Country	Principal Amount	Value
CORPORATE CREDIT – 59.2%
Senior Loans (Syndicated) – 31.9%
Aerospace & Defense – 1.1%
AI Convoy Luxembourg Sarl, First Lien Tranche B Term Loan
7.72% (3 Month EURIBOR + 3.75%), 01/18/27(a)	Luxembourg	€240,000	258,327
Cobham Ultra US Company Borrower LLC, First Lien Tranche B Term Loan
9.36% (6 Month SOFR + 3.50%), 11/16/28(a)	Luxembourg	$736,964	724,299
Peraton Corp, First Lien Tranche B Term Loan
9.18% (1 Month SOFR + 3.75%), 02/01/28(a)	United States	561,449	562,022
Standard Aero Ltd., First Lien Tranche B1 Term Loan
8.83% (1 Month SOFR + 3.50%), 08/24/28(a)	United States	450,385	409,839
Standard Aero Ltd., First Lien Tranche B2 Term Loan
8.83% (1 Month SOFR + 3.50%), 08/24/28(a)	United States	193,022	193,523
TransDigm, Inc., First Lien Tranche I Term Loan
7.57% (3 Month SOFR + 2.75%), 08/24/28(a)	United States	621,867	624,687
Total Aerospace & Defense			2,772,697
Air Freight & Logistics – 0.1%
Swissport, Term Loan
8.11%, 03/27/31	Luxembourg	€300,000	322,847
Automobile Components – 0.3%
First Brands Group LLC, First Lien Tranche B Term Loan
10.57% (3 Month SOFR + 5.00%), 03/24/27(a)	United States	$493,639	494,996
10.57% (3 Month SOFR + 5.00%), 03/30/27(a)	United States	149,649	149,930
Total Automobile Components			644,926
Automobiles – 0.2%
MajorDrive Holdings IV LLC, First Lien Tranche B Term Loan
9.61% (3 Month SOFR + 4.00%), 06/01/28(a)	United States	496,173	497,724
Beverages – 0.6%
Pegasus Bidco BV, First Lien Tranche B Term Loan
7.65% (3 Month EURIBOR + 3.75%), 07/12/29(a)	Netherlands	€250,000	269,361
9.06% (3 Month SOFR + 3.75%), 07/12/29(a)	Netherlands	$495,000	495,827
Triton Water Holdings, Inc., First Lien Tranche B Term Loan
8.90% (3 Month SOFR + 3.25%), 03/31/28(a)	United States	733,085	726,307
Total Beverages			1,491,495
Building Products – 0.1%
Aquiles Spain Bidco SA, First Lien Tranche B Term Loan
8.99% (6 Month EURIBOR + 4.85%), 02/19/29(a)	Spain	€300,000	306,203
Chemicals – 1.1%
Ineos Enterprises Holdings II Ltd., First Lien Tranche B Term Loan
7.96% (3 Month EURIBOR + 4.00%), 06/23/30(a)	United Kingdom	250,000	269,310
INEOS Finance PLC, First Lien Tranche B Term Loan
7.86% (1 Month EURIBOR + 4.00%), 11/03/27(a)	Luxembourg	247,403	266,778
Ineos Quattro Holdings UK Ltd., First Lien Tranche B Term Loan
8.36% (1 Month EURIBOR + 4.50%), 03/09/29(a)	United Kingdom	250,000	267,098
Ineos US Finance, First Lien Tranche B Term Loan
9.08% (1 Month SOFR + 3.75%), 01/30/31(a)	Luxembourg	$625,000	626,563
SCIH Salt Holdings, Inc., First Lien Tranche B Term Loan
9.44% (1 Month SOFR + 4.00%), 03/16/27(a)	United States	901,188	903,851
Windsor Holdings III LLC, First Lien Tranche B Term Loan
8.32% (1 Month EURIBOR + 4.00%), 06/21/30(a)	United States	€160,000	172,925
8.82% (1 Month SOFR + 4.00%), 08/01/30(a)	United States	$298,502	300,042
Total Chemicals			2,806,567
Commercial Services & Supplies – 2.3%
Access CIG LLC, First Lien Term Loan
10.33% (1 Month SOFR + 5.00%), 08/15/28(a)	United States	945,250	947,467
Allied Universal Holdco LLC, First Lien Tranche B Term Loan
9.18% (1 Month SOFR + 3.75%), 05/12/28(a)	United States	820,059	819,981
Apleona Holding GmbH, First Lien Tranche B Term Loan
8.61% (3 Month EURIBOR + 4.70%), 04/28/28(a)	Germany	€145,000	157,106
Atlas Luxco 4 SARL, First Lien Tranche B Term Loan
7.60% (1 Month EURIBOR + 3.75%), 05/12/28(a)	Luxembourg	246,843	263,247
Freshworld Holding III GMBH, First Lien Tranche B Term Loan
7.71% (3 Month EURIBOR + 3.75%), 10/02/26(a)	Germany	250,000	269,601
Garda World Security Corp., First Lien Tranche B Term Loan
9.62% (3 Month SOFR + 4.25%), 02/10/29(a)	Canada	$1,000,000	1,003,130
Restaurant Technologies, Inc., First Lien Tranche B Term Loan
9.64% (3 Month SOFR + 4.25%), 03/17/29(a)	United States	847,121	841,034
TMS International Corp., First Lien Tranche B Term Loan
9.58% (1 Month SOFR + 4.25%), 03/01/30(a)	United States	162,917	164,037
9.59% (3 Month SOFR + 4.25%), 03/01/30(a)	United States	333,333	335,627
Trugreen LP, First Lien Tranche B Term Loan
9.43% (1 Month SOFR + 4.00%), 10/29/27(a)	United States	607,719	592,718
USIC Holdings Inc., First Lien Tranche B Term Loan
8.94% (3 Month SOFR + 3.50%), 05/31/28(a)	United States	322,351	322,138
Total Commercial Services & Supplies			5,716,086
Communications Equipment – 0.5%
Genesys Cloud Services Holdings II LLC, First Lien Tranche B Term Loan
9.44% (1 Month SOFR + 4.00%), 12/01/27(a)	United States	743,616	746,668
Sorenson Communications LLC, First Lien Tranche B Term Loan
10.94% (1 Month SOFR + 5.50%), 03/17/26(a)	United States	598,040	608,880
Total Communications Equipment			1,355,548
Construction & Engineering – 1.0%
ADB Companies LLC, First Lien Term Loan
12.11% (3 Month SOFR + 6.50%), 12/18/25(a)(b)	United States	1,142,135	1,113,581
Artera Services LLC, First Lien Term Loan
9.81% (3 Month SOFR + 4.50%), 02/07/31(a)	United States	675,000	678,375
Tiger Acquisition LLC, First Lien Tranche B Term Loan
8.68% (1 Month SOFR + 3.25%), 06/01/28(a)	United States	734,925	729,674
Total Construction & Engineering			2,521,630
Containers & Packaging – 1.0%
Charter Next Generation, Inc., First Lien Tranche B Term Loan
8.83% (1 Month SOFR + 3.50%), 12/01/27(a)	United States	992,334	995,266
Clydesdale Acquisition Holdings, Inc., First Lien Tranche B Term Loan
9.10% (1 Month SOFR + 3.68%), 06/30/29(a)	United States	472,834	474,016
Kouti BV, First Lien Tranche B3 Term Loan
7.93% (3 Month EURIBOR + 4.00%), 08/31/28(a)	Netherlands	€200,000	216,040
ProAmpac LLC, First Lien Tranche B Term Loan
9.80% (3 Month SOFR + 4.50%), 11/03/28(a)	United States	$611,815	613,651
9.82% (3 Month SOFR + 4.50%), 11/03/28(a)	United States	301,829	302,734
Total Containers & Packaging			2,601,707
Distributors – 0.3%
Dealer Tire Financial LLC, First Lien Tranche B Term Loan
9.08% (1 Month SOFR + 3.75%), 12/14/27(a)	United States	652,963	658,677
Diversified Consumer Services – 2.6%
AI Aqua Merger Sub, Inc., First Lien Tranche B Term Loan
9.07% (1 Month SOFR + 3.75%), 07/31/28(a)	United States	492,576	494,014
9.57% (1 Month SOFR + 4.25%), 07/31/28(a)(c)	United States	31,783	28,685
9.58% (1 Month SOFR + 4.25%), 07/31/28(a)(c)	United States	368,217	332,328
Houghton Mifflin Harcourt Co., First Lien Tranche B Term Loan
10.68% (1 Month SOFR + 5.25%), 04/04/29(a)	United States	694,265	689,926
KUEHG Corp., First Lien Tranche B Term Loan
10.35% (3 Month SOFR + 5.00%), 05/31/30(a)	United States	652,365	654,978
Lakeshore Learning, First Lien Tranche B Term Loan
8.94% (1 Month SOFR + 3.50%), 09/29/28(a)	United States	497,462	498,457
Renaissance Holdings Corp., First Lien Term Loan
9.58% (1 Month SOFR + 4.25%), 04/08/30(a)	United States	848,750	851,402
University Support Services LLC, First Lien Tranche B Term Loan
8.43% (1 Month SOFR + 3.00%), 09/30/28(a)	Canada	2,724,011	2,721,627
Verisure Holding AB, First Lien Tranche B Term Loan
6.93% (3 Month EURIBOR + 3.00%), 03/27/28(a)	Sweden	€250,000	269,040
Total Diversified Consumer Services			6,540,457
Diversified Telecommunication Services – 0.7%
Altice France SA, First Lien Tranche B Term Loan
8.97% (3 Month EURIBOR + 5.00%), 10/28/27(a)	Luxembourg	227,700	223,648
CCI Buyer, Inc., First Lien Tranche B Term Loan
9.39% (3 Month SOFR + 4.00%), 12/31/27(a)	United States	$740,458	737,085
Cincinnati Bell, Inc., First Lien Tranche B2 Term Loan
8.68% (CME Term SOFR 1 Month + 3.25%), 12/29/28(a)	United States	722,328	723,795
Numericable U.S. LLC, First Lien Tranche B14-EXT Term Loan
9.47% (3 Month EURIBOR + 5.50%), 08/17/28(a)	France	€198,500	167,575
Total Diversified Telecommunication Services			1,852,103
Electric Utilities – 0.2%
Lackawanna Energy Center LLC, First Lien Tranche B2 Term Loan
10.33% (1 Month SOFR + 5.00%), 07/20/29(a)	United States	$409,199	407,665
Electronic Equipment Instruments & Components – 0.6%
LTI Holdings, Inc., First Lien Tranche B Term Loan
8.94% (1 Month SOFR + 3.50%), 09/06/25(a)	United States	974,227	966,998
Sonicwall US Holdings Inc, First Lien Term Loan
10.36% (3 Month SOFR + 5.00%), 05/31/28(a)	United States	500,000	497,500
Total Electronic Equipment Instruments & Components			1,464,498
Entertainment – 0.5%
City Football Group Ltd., First Lien Tranche B Term Loan
8.44% (1 Month SOFR + 3.00%), 07/21/28(a)	United Kingdom	891,020	891,857
StubHub Holdco Sub LLC, First Lien Tranche B Term Loan
8.84% (1 Month EURIBOR + 5.00%), 03/12/30(a)	United States	€115,000	124,301
10.07% (1 Month SOFR + 4.75%), 03/11/30(a)	United States	$153,000	153,414
Total Entertainment			1,169,572
Financial Services – 0.2%
Boost Newco Borrower LLC, First Lien Tranche B Term Loan
8.33% (CME Term SOFR 1 Month + 3.00%), 09/21/30(a)	United States	575,000	577,757
Food Products – 0.7%
Fiesta Purchaser, Inc., First Lien Tranche B Term Loan
9.32% (1 Month SOFR + 4.00%), 01/31/31(a)	United States	625,000	626,778
Froneri International Ltd., First Lien Tranche B Term Loan
7.68% (1 Month SOFR + 2.25%), 01/29/27(a)	United States	428,660	429,374
Upfield USA Corp., First Lien Tranche B7 Term Loan
10.30% (SOFR + 4.75%), 01/03/28(a)	Netherlands	160,733	160,206
10.47% (SOFR + 4.75%), 01/03/28(a)	Netherlands	588,017	586,088
Total Food Products			1,802,446
Health Care Equipment & Supplies – 0.9%
Auris Luxembourg III Sarl, First Lien Tranche B1 Term Loan
8.34% (6 Month EURIBOR + 4.00%), 02/27/29(a)	Denmark	€205,000	220,980
Bausch + Lomb Corp., First Lien Tranche B Term Loan
8.68% (1 Month SOFR + 3.25%), 05/05/27(a)	United States	$892,809	884,550
BVI Medical, Inc., First Lien Tranche B Incremental Term Loan
7.40% (6 Month EURIBOR + 3.50%), 03/02/26(a)	United States	€250,000	241,008
Medline Borrower, Tranche B Term Loan
8.08%, 10/23/28	United States	$750,000	752,734
Medline Borrower LP, First Lien Tranche B Term Loan
8.45% (1 Month SOFR + 3.00%), 09/29/28(a)	United States	218,556	219,277
Total Health Care Equipment & Supplies			2,318,549
Health Care Providers & Services – 2.3%
Baart Programs, Inc., Second Lien Tranche DD Delay Draw Term Loan
14.07% (3 Month SOFR + 8.50%), 06/11/28(a)(b)	United States	257,829	212,709
14.09% (3 Month SOFR + 8.50%), 06/11/28(a)(b)	United States	109,025	89,946
14.11% (3 Month SOFR + 8.50%), 06/11/28(a)(b)	United States	217,302	179,274
Baart Programs, Inc., First Lien Tranche DD Delay Draw Term Loan
10.61% (3 Month SOFR + 5.00%), 06/11/27(a)(b)	United States	416,563	401,567
CHG Healthcare Services, Inc., First Lien Term Loan
9.08% (1 Month SOFR + 3.75%), 09/29/28(a)	United States	41,853	42,011
9.09% (3 Month SOFR + 3.75%), 09/29/28(a)	United States	456,897	458,612
CHG Healthcare Services, Inc., First Lien Term Loan
8.70% (1 Month SOFR + 3.25%), 10/31/28(a)	United States	496,183	497,166
Covetrus, Inc., First Lien Term Loan
10.35% (3 Month SOFR + 5.00%), 09/20/29(a)	United States	905,747	907,947
Electron Bidco, Inc., First Lien Term Loan
8.44% (1 Month SOFR + 3.00%), 10/31/28(a)	United States	496,203	497,790
HomeVi SASU, First Lien Tranche B Term Loan
7.95% (3 Month EURIBOR + 4.00%), 10/31/26(a)	France	€250,000	251,134
IVC Acquisition Ltd., First Lien Tranche B Term Loan
8.98% (3 Month EURIBOR + 5.00%), 11/17/28(a)	United Kingdom	250,000	266,043
Nidda Healthcare Holding GmbH, First Lien Tranche F Term Loan
7.46% (3 Month EURIBOR + 3.50%), 08/21/26(a)	Germany	250,000	268,226
Schon Klinik SE, First Lien Tranche B Term Loan
8.42% (3 Month EURIBOR + 4.50%), 11/27/30(a)	United States	115,000	124,688
Southern Veterinary Partners LLC, First Lien Term Loan
9.44% (1 Month SOFR + 4.00%), 10/01/27(a)	United States	$994,227	996,464
Surgery Center Holdings, First Lien Term Loan
8.82% (1 Month SOFR + 3.50%), 12/05/30(a)	United States	100,000	100,590
Vetstrategy Canada Holdings Inc, First Lien Tranche B Term Loan
10.87% (3 Month SOFR + 5.50%), 11/16/28(a)	United States	400,000	401,500
Total Health Care Providers & Services			5,695,667
Health Care Technology – 0.8%
athenaHealth Group, Inc., First Lien Tranche B Term Loan
8.58% (1 Month SOFR + 3.25%), 01/26/29(a)	United States	678,835	674,117
FinThrive Software Intermediate Holdings, Inc., Second Lien Term Loan
12.19% (1 Month SOFR + 6.75%), 12/17/29(a)	United States	2,082,000	1,325,651
Total Health Care Technology			1,999,768
Hotels, Restaurants & Leisure – 2.2%
Alterra Mountain Co., First Lien Tranche B Term Loan
8.94% (1 Month SOFR + 3.50%), 08/17/28(a)	United States	918,308	923,285
Carnival Corp., First Lien Tranche B Term Loan
8.32% (1 Month SOFR + 3.00%), 08/02/27(a)	United States	744,375	746,392
Entain Holdings Gibraltar Ltd., First Lien Tranche B2 Term Loan
8.95% (3 Month SOFR + 3.50%), 10/18/29(a)	United Kingdom	262,677	264,072
Flynn Restaurant Group LP, First Lien Tranche B Term Loan
9.70% (1 Month SOFR + 4.25%), 11/22/28(a)	United States	980,000	984,288
IRB Holding Corp., First Lien Tranche B Term Loan
8.18% (1 Month SOFR + 2.75%), 12/15/27(a)	United States	497,468	498,170
Kingpin Intermediate Holdings LLC, First Lien Tranche B Term Loan
8.83% (1 Month SOFR + 3.50%), 02/28/28(a)	United States	223,313	223,592
Ontario Gaming GTA LP, First Lien Tranche B Term Loan
9.64% (3 Month SOFR + 4.25%), 07/20/30(a)	Canada	972,563	977,080
Whatabrands LLC, First Lien Tranche B Term Loan
8.69% (1 Month SOFR + 3.25%), 08/03/28(a)	United States	782,351	783,724
Total Hotels, Restaurants & Leisure			5,400,603
Household Durables – 0.1%
Hunter Douglas, Inc., First Lien Tranche B Term Loan
8.88% (3 Month SOFR + 3.50%), 02/09/29(a)	Netherlands	301,030	298,090
Independent Power and Renewable Electricity Producers – 1.1%
Eastern Power LLC, First Lien Tranche B Term Loan
9.20% (1 Month SOFR + 3.75%), 10/02/25(a)	United States	500,000	498,985
Generation Bridge Northeast LLC, First Lien Tranche B Term Loan
8.83% (1 Month SOFR + 3.50%), 08/31/29(a)	United States	489,188	490,105
Granite Generation LLC, First Lien Tranche B Term Loan
9.20% (CME Term SOFR 1 Month + 3.75%), 11/09/26(a)	United States	750,000	752,344
Helix Gen Funding LLC, First Lien Tranche B Term Loan
10.10% (3 Month SOFR + 4.75%), 12/31/27(a)	United States	224,793	226,433
Lackawanna Energy Center LLC, First Lien Tranche C Term Loan
10.33% (1 Month SOFR + 5.00%), 08/06/29(a)	United States	88,745	88,412
Parkway Generation LLC, First Lien Tranche B Term Loan
10.39% (3 Month SOFR + 4.75%), 11/06/28(a)	United States	25,637	25,612
Parkway Generation LLC, First Lien Tranche C Term Loan
10.39% (3 Month SOFR + 4.75%), 11/06/28(a)	United States	80,515	80,435
Talen Energy Supply LLC, First Lien Tranche TLC-EXIT Term Loan
9.87% (3 Month SOFR + 4.50%), 04/20/30(a)	United States	123,095	123,700
Talen Energy Supply LLC, First Lien Tranche TLB-EXIT Term Loan
9.87% (3 Month SOFR + 4.50%), 04/20/30(a)	United States	350,145	351,866
Total Independent Power and Renewable Electricity Producers			2,637,892
Insurance – 0.5%
Asurion LLC, First Lien Tranche B10 Term Loan
9.43% (1 Month SOFR + 4.00%), 08/31/28(a)	United States	240,778	232,501
Asurion LLC, Second Lien Tranche B3 Term Loan
10.69% (1 Month SOFR + 5.25%), 01/31/28(a)	United States	350,000	317,406
HUB International Ltd., First Lien Tranche B Term Loan
8.57% (3 Month SOFR + 3.25%), 06/20/30(a)	United States	374,063	374,622
Truist Insurance Holdings LLC, Second Lien Term Loan
10.07% (CME Term SOFR 1 Month + 4.75%), 03/08/32(a)	United States	400,000	403,042
Total Insurance			1,327,571
Leisure Products – 0.3%
Peloton Interactive, First Lien Term Loan
12.45% (6 Month SOFR + 7.00%), 05/17/27(a)	United States	640,111	644,915
Life Sciences Tools & Services – 0.7%
Catalent Pharma Solutions, First Lien Tranche B4 Term Loan
8.32% (1 Month SOFR + 3.00%), 02/22/28(a)	United States	300,000	301,125
eResearchTechnology, Inc., First Lien Tranche B Term Loan
9.95% (1 Month SOFR + 4.50%), 02/04/27(a)	United States	891,523	895,223
Sotera Health Holdings LLC, First Lien Tranche B Term Loan
9.07% (1 Month SOFR + 3.75%), 12/11/26(a)	United States	496,250	495,942
Total Life Sciences Tools & Services			1,692,290
Machinery – 0.4%
Delachaux Group SA, First Lien Tranche B Term Loan
8.15% (3 Month EURIBOR + 4.25%), 04/16/29(a)	France	€239,144	258,847
SPX FLOW, Inc., First Lien Tranche B Term Loan
9.93% (1 Month SOFR + 4.50%), 04/05/29(a)	United States	$500,000	502,683
TK Elevator Midco GmbH, First Lien Tranche B Term Loan
7.84% (3 Month EURIBOR + 4.00%), 03/04/30(a)	Germany	€225,000	242,761
Total Machinery			1,004,291
Media – 1.5%
Aragorn Parent Corp., First Lien Tranche B Term Loan
9.57% (CME Term SOFR 1 Month + 4.25%), 12/14/28(a)	United States	$648,486	651,326
Century DE Buyer LLC, First Lien Term Loan
9.39% (CME Term SOFR 3 Month + 4.00%), 09/19/30(a)	United States	350,000	351,706
Directv Financing LLC, First Lien Term Loan
10.44% (1 Month SOFR + 5.00%), 08/02/27(a)	United States	375,740	376,679
Gray Television, Inc., First Lien Tranche D Term Loan
8.44% (1 Month SOFR + 3.00%), 11/30/28(a)	United States	496,193	466,560
McGraw-Hill Education, Inc., First Lien Tranche B Term Loan
10.19% (1 Month SOFR + 4.75%), 07/28/28(a)	United States	472,522	473,957
Univision Communications, Inc., First Lien Tranche B Term Loan
9.64% (3 Month SOFR + 4.25%), 06/09/29(a)	United States	493,719	495,385
Virgin Media SFA Finance Ltd., First Lien Tranche L Term Loan
8.47% (Daily SONIA + 3.25%), 01/31/27(a)	United Kingdom	£135,000	169,316
Virgin Media, Inc., First Lien Tranche Z Term Loan
7.36% (1 Month EURIBOR + 3.50%), 10/15/31(a)	United Kingdom	€115,000	122,513
WideOpenWest Finance, First Lien Tranche B Term Loan
8.39% (3 Month SOFR + 3.00%), 12/31/28(a)	United States	$746,826	652,229
Total Media			3,759,671
Metals & Mining – 0.2%
American Rock Salt Company LLC, First Lien Tranche B Term Loan
9.45% (1 Month SOFR + 4.00%), 06/05/28(a)	United States	84,405	74,030
Arsenal AIC Parent LLC, First Lien Tranche B Term Loan
9.07% (1 Month SOFR + 3.75%), 08/18/30(a)	United States	298,502	299,883
Total Metals & Mining			373,913
Oil Gas & Consumable Fuels – 0.4%
AL NGPL Holdings LLC, First Lien Tranche B Term Loan
8.85% (CME Term SOFR 1 Month + 3.75%), 04/14/28(a)	United States	291,369	292,644
Freeport LNG Investments LLP, First Lien Tranche B Term Loan
9.18% (3 Month SOFR + 3.50%), 11/17/28(a)	United States	672,576	668,870
Total Oil Gas & Consumable Fuels			961,514
Passenger Airlines – 0.3%
AAdvantage Loyalty IP Ltd., First Lien Term Loan
10.33% (CME Term SOFR 3 Month + 4.75%), 04/20/28(a)	United States	472,222	491,210
Mileage Plus Holdings LLC, First Lien Tranche B Term Loan
10.77% (3 Month SOFR + 5.25%), 07/30/27(a)	United States	131,300	135,373
Total Passenger Airlines			626,583
Pharmaceuticals – 0.3%
AI Sirona Luxembourg Acquisition Sarl, First Lien Tranche B Term Loan
7.86% (1 Month EURIBOR + 4.00%), 09/29/28(a)	Czech Republic	€250,000	269,974
Curium Bidco Sarl, First Lien Tranche B Term Loan
9.85% (3 Month SOFR + 4.50%), 07/31/29(a)	Luxembourg	$322,563	324,578
Pharmanovia Bidco Ltd., First Lien Tranche B Term Loan
7.96% (3 Month EURIBOR + 4.00%), 08/07/26(a)	United Kingdom	€250,000	270,094
Total Pharmaceuticals			864,646
Professional Services – 1.1%
DTI Holdco, Inc., First Lien Tranche B Term Loan
10.06% (3 Month SOFR + 4.75%), 04/23/29(a)	United States	$142,278	142,456
Eisner Advisory Group LLC, First Lien Tranche B Term Loan
9.33% (1 Month SOFR + 4.00%), 02/21/31(a)	United States	325,000	326,727
Element Materials Technology Group US Holdings, Inc., First Lien Tranche DD Delay Draw Term Loan
9.70% (3 Month SOFR + 4.25%), 09/28/29(a)	United States	88,054	88,238
Element Materials Technology Group US Holdings, Inc., First Lien Tranche B Term Loan
9.70% (3 Month SOFR + 4.25%), 04/12/29(a)	United States	190,784	191,182
Planet US Buyer LLC, First Lien Tranche B Term Loan
8.83% (3 Month SOFR + 3.50%), 01/31/31(a)	United States	625,000	627,775
Project Alpha Intermediate Holding, Inc., First Lien Tranche B Term Loan
10.11% (3 Month SOFR + 4.75%), 10/18/30(a)	United States	350,000	352,308
Skopima Consilio Parent LLC, First Lien Tranche B Term Loan
9.44% (1 Month SOFR + 4.00%), 05/31/28(a)	United States	915,226	912,865
Total Professional Services			2,641,551
Software – 3.3%
Barracuda Networks, Inc., First Lien Term Loan
9.81% (3 Month SOFR + 4.50%), 04/13/29(a)	United States	233,097	232,194
Castle US Holding Corp., First Lien Tranche B Term Loan
7.59% (1 Month EURIBOR + 3.75%), 01/29/27(a)	United States	€244,289	193,005
9.36% (3 Month SOFR + 4.00%), 01/29/27(a)	United States	$981,132	688,431
Claudius Finance Sarl, First Lien Tranche B Incremental Term Loan
7.72% (3 Month EURIBOR + 3.75%), 07/10/28(a)	Luxembourg	€190,000	205,277
Cloud Software Group, Inc., First Lien Tranche B Term Loan
9.83% (CME Term SOFR 1 Month + 4.50%), 03/19/31(a)	United States	$350,000	348,141
Cvent, First Lien Tranche B Term Loan
9.08% (3 Month SOFR + 3.75%), 06/17/30(a)	United States	430,706	431,873
Epicor Software Corp., First Lien Tranche D Incremental Term Loan
9.08% (CME Term SOFR 1 Month + 3.75%), 07/30/27(a)	United States	498,750	501,912
I-Logic Technologies Bidco Ltd., First Lien Tranche B Term Loan
7.93% (3 Month EURIBOR + 4.00%), 02/16/28(a)	United Kingdom	€194,003	205,020
Instructure Holdings, Inc., First Lien Tranche B Term Loan
8.68% (CME Term SOFR 1 Month + 2.75%), 10/30/28(a)	United States	$284,275	284,630
ION Corporate Solutions Finance Sarl, First Lien Tranche B Term Loan
7.68% (3 Month EURIBOR + 3.75%), 03/13/28(a)	Luxembourg	€250,000	263,712
ION Trading Technologies Sarl, First Lien Tranche B Term Loan
8.18% (3 Month EURIBOR + 4.25%), 03/31/28(a)	Ireland	249,361	260,575
McAfee Corp., First Lien Tranche B Term Loan
7.60% (3 Month EURIBOR + 3.75%), 02/02/29(a)	United States	246,250	260,979
9.18% (CME Term SOFR 1 Month + 3.75%), 02/02/29(a)	United States	$598,734	599,027
Mitchell International, Inc., First Lien Tranche B Term Loan
9.40% (1 Month SOFR + 3.75%), 10/02/28(a)	United States	557,425	558,284
P&I Personal & Informatik, Term Loan
8.10%, 03/20/29	Germany	€500,000	540,775
Planview Parent, Inc., First Lien Term Loan
9.65% (3 Month SOFR + 4.00%), 12/17/27(a)	United States	$13,351	13,337
Polaris Newco LLC, First Lien Tranche B Term Loan
7.86% (3 Month EURIBOR + 4.00%), 06/02/28(a)	United States	€244,375	253,808
Proofpoint, First Lien Tranche B Term Loan
8.69% (1 Month SOFR + 3.25%), 06/09/28(a)	United States	$659,193	660,271
Quartz Acquireco LLC, First Lien Tranche B Term Loan
8.83% (1 Month SOFR + 3.50%), 04/13/30(a)	United States	298,500	299,900
Seine Finance SARL, First Lien Tranche B Term Loan
8.50% (6 Month EURIBOR + 4.50%), 11/15/30(a)	United States	€135,000	146,373
TIBCO Software, Inc., First Lien Tranche A Term Loan
9.99% (3 Month SOFR + 4.50%), 09/29/28(a)	United States	$190,835	190,318
TIBCO Software, Inc., First Lien Tranche B Term Loan
9.95% (3 Month SOFR + 4.50%), 03/19/29(a)	United States	465,107	463,519
UKG, Inc., Second Lien Term Loan
10.68% (3 Month SOFR + 5.25%), 05/03/27(a)	United States	327,586	331,067
UKG, Inc., First Lien Tranche B Term Loan
8.81% (3 Month SOFR + 3.50%), 01/31/31(a)	United States	250,000	251,601
Total Software			8,184,029
Specialty Retail – 0.6%
Global Blue Acquisition BV, First Lien Tranche B Term Loan
8.87% (1 Month EURIBOR + 5.00%), 11/22/30(a)	Netherlands	€160,000	173,642
Harbor Freight Tools USA, Inc., First Lien Tranche B Term Loan
8.19% (1 Month SOFR + 2.75%), 10/19/27(a)	United States	$487,610	487,859
Motor Fuel Group, First Lien Tranche B5 Term Loan
11.29% (Daily SONIA + 6.00%), 06/21/28(a)	United States	£250,000	315,763
Wand NewCo 3, Inc., First Lien Tranche B Term Loan
9.08% (1 Month SOFR + 3.75%), 01/31/31(a)	United States	$387,000	388,542
Total Specialty Retail			1,365,806
Textiles Apparel & Luxury Goods – 0.1%
Amer Sports, First Lien Tranche B Term Loan
6.84% (3 Month EURIBOR + 3.50%), 01/21/31(a)	Sweden	€180,000	194,748
Transportation Infrastructure – 0.7%
Apple Bidco LLC, First Lien Tranche B Term Loan
8.83% (CME Term SOFR 1 Month + 4.00%), 09/22/28(a)	United States	$995,000	998,801
Boluda Towage, Tranche B Term Loan
9.08%, 01/31/30	Spain	€300,000	324,137
Brown Group Holding LLC, First Lien Tranche B2 Term Loan
8.31% (3 Month SOFR + 3.00%), 06/30/29(a)	United States	$236,293	236,574
8.33% (1 Month SOFR + 3.00%), 06/30/29(a)	United States	149,062	149,239
8.34% (3 Month SOFR + 3.00%), 06/30/29(a)	United States	112,127	112,260
Total Transportation Infrastructure			1,821,011
Total Senior Loans (Syndicated)			79,323,713
High Yield – 24.0%
Aerospace & Defense – 0.5%
Bombardier, Inc.
6.00%, 02/15/28(d)	Canada	313,000	308,234
7.13%, 06/15/26(d)	Canada	187,000	189,908
8.75%, 11/15/30(d)	Canada	560,000	598,655
Spirit AeroSystems, Inc.
9.75%, 11/15/30(d)	United States	160,000	179,171
Total Aerospace & Defense			1,275,968
Automobile Components – 0.2%
IHO Verwaltungs GmbH
8.75%, 05/15/28(e)(f)(g)	Germany	€300,000	351,329
ZF Europe Finance BV
4.75%, 01/31/29(e)(g)	Germany	100,000	108,616
Total Automobile Components			459,945
Automobiles – 0.2%
Ford Motor Company
6.10%, 08/19/32	United States	$15,000	15,209
JB Poindexter & Company, Inc.
8.75%, 12/15/31(d)	United States	575,000	595,057
Total Automobiles			610,266
Beverages – 0.1%
Primo Water Holdings, Inc.
3.88%, 10/31/28	Canada	€200,000	207,966
Building Products – 0.1%
Standard Industries, Inc.
2.25%, 11/21/26	United States	330,000	335,081
Chemicals – 0.8%
INEOS Finance PLC
6.38%, 04/15/29(e)(g)	Luxembourg	100,000	108,225
6.63%, 05/15/28(e)(g)	Luxembourg	175,000	192,174
Nufarm Australia Ltd.
5.00%, 01/27/30(d)	Australia	$445,000	408,613
Olympus Water US Holding Corp.
4.25%, 10/01/28(d)	United States	280,000	254,342
9.75%, 11/15/28(d)	United States	380,000	405,257
SK Invictus Intermediate II Sarl
5.00%, 10/30/29(d)	United States	225,000	200,788
Windsor Holdings III LLC
8.50%, 06/15/30(d)	United States	285,000	299,181
Total Chemicals			1,868,580
Commercial Services & Supplies – 1.4%
Allied Universal Holdco LLC
3.63%, 06/01/28	United States	€305,000	306,239
4.63%, 06/01/28(d)	United States	$690,000	630,875
Aramark International Finance Sarl
3.13%, 04/01/25	United States	€100,000	107,081
Iron Mountain, Inc.
5.00%, 07/15/28(d)	United States	$435,000	416,628
LABL, Inc.
5.88%, 11/01/28, (Acquired 11/1/2021 - 11/30/2021, cost $445,795)(d)(h)	United States	445,000	410,058
Prime Security Services Borrower LLC
6.25%, 01/15/28(d)	United States	901,000	883,299
TMS International Corp.
6.25%, 04/15/29(d)	United States	330,000	301,694
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26(d)	United States	430,000	420,642
Total Commercial Services & Supplies			3,476,516
Communications Equipment – 0.1%
CommScope Technologies LLC
6.00%, 06/15/25(d)	United States	260,000	226,447
CommScope, Inc.
4.75%, 09/01/29(d)	United States	75,000	54,187
6.00%, 03/01/26(d)	United States	95,000	87,044
Total Communications Equipment			367,678
Construction & Engineering – 0.4%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29(d)	United States	340,000	302,970
Pike Corp.
5.50%, 09/01/28(d)	United States	440,000	421,610
8.63%, 01/31/31(d)	United States	220,000	234,062
Total Construction & Engineering			958,642
Consumer Finance – 0.3%
FirstCash, Inc.
5.63%, 01/01/30(d)	United States	702,000	667,733
Containers & Packaging – 1.0%
Ardagh Packaging Finance PLC
2.13%, 08/15/26	United States	€300,000	279,774
4.13%, 08/15/26(d)	United States	$525,000	475,607
5.25%, 08/15/27(d)	United States	260,000	164,079
Fiber Bidco SpA
7.96% (3 Month EURIBOR + 4.00%), 01/15/30(a)(d)	Italy	€125,000	135,706
Graham Packaging Company, Inc.
7.13%, 08/15/28(d)	United States	$285,000	258,737
Guala Closures SpA
7.94% (3 Month EURIBOR + 4.00%), 06/29/29(a)(d)	Italy	€250,000	272,083
Intelligent Packaging Limited Finco, Inc.
6.00%, 09/15/28(d)	Canada	$435,000	413,647
Silgan Holdings, Inc.
2.25%, 06/01/28	United States	€200,000	197,017
Trivium Packaging Finance BV
3.75%, 08/15/26	Netherlands	300,000	314,728
Total Containers & Packaging			2,511,378
Diversified – 0.2%
Five Point Operating Company LP
10.50%, 01/15/28(d)	United States	$554,001	570,851
Diversified Consumer Services – 0.1%
Verisure Holding AB
3.88%, 07/15/26	Sweden	€100,000	106,449
Verisure Midholding AB
5.25%, 02/15/29	Sweden	200,000	209,019
Total Diversified Consumer Services			315,468
Diversified Real Estate Investment Trusts – 0.1%
Necessity Retail REIT, Inc.
4.50%, 09/30/28(d)	United States	$395,000	338,442
Diversified Telecommunication Services – 1.5%
Altice Financing SA
3.00%, 01/15/28	Luxembourg	€300,000	266,282
Altice France SA
3.38%, 01/15/28	France	100,000	77,950
4.13%, 01/15/29	France	350,000	265,908
British Telecommunications PLC
8.38% (UK 5 Year Government Bond + 3.82%), 12/20/83(a)	United Kingdom	£225,000	303,981
Cogent Communications Group, Inc.
7.00%, 06/15/27(d)	United States	$340,000	338,794
Consolidated Communications, Inc.
6.50%, 10/01/28(d)	United States	380,000	332,888
Frontier Communications Holdings LLC
5.00%, 05/01/28(d)	United States	290,000	269,392
6.75%, 05/01/29(d)	United States	155,000	138,304
Iliad Holding SASU
5.63%, 10/15/28	France	€200,000	214,161
Iliad SA
5.38%, 02/15/29(e)(g)	France	100,000	109,975
Level 3 Financing, Inc.
4.25%, 07/01/28(d)	United States	$330,000	156,750
Lorca Telecom Bondco SA
4.00%, 09/18/27	Spain	€200,000	209,776
Telecom Italia SpA
6.88%, 02/15/28(e)(g)	Italy	100,000	114,325
Telefonica Europe BV
6.75% (8 Year Swap Rate EUR + 3.62%), Perpetual(a)	Spain	200,000	234,246
TMNL Holding BV
3.75%, 01/15/29	Netherlands	295,000	299,755
Ziggo Bond Company BV
3.38%, 02/28/30	Netherlands	330,000	304,763
Total Diversified Telecommunication Services			3,637,250
Electrical Equipment – 0.1%
APX Group, Inc.
6.75%, 02/15/27(d)	United States	$290,000	291,383
Energy Equipment & Services – 0.3%
Howard Midstream Energy Partners LLC
8.88%, 07/15/28(d)	United States	180,000	190,075
Kodiak Gas Services LLC
7.25%, 02/15/29(d)	United States	350,000	356,738
Precision Drilling Corp.
7.13%, 01/15/26(d)	Canada	223,000	223,380
Total Energy Equipment & Services			770,193
Entertainment – 0.1%
Banijay (LOV Banijay SASU)
7.00%, 05/01/29(e)(g)	France	€170,000	192,913
Pinewood Finance Company Ltd.
3.25%, 09/30/25	United Kingdom	£100,000	124,337
Total Entertainment			317,250
Financial Services – 0.8%
GTCR LLC
8.50%, 01/15/31	Netherlands	250,000	341,117
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/31(d)	United States	$610,000	563,217
6.00%, 01/15/27(d)	United States	20,000	19,731
NCR Atleos Escrow Corp.
9.50%, 04/01/29(d)	United States	415,000	444,313
Worldpay
7.50%, 01/15/31(d)	United States	530,000	555,216
Total Financial Services			1,923,594
Food Products – 0.4%
B&G Foods, Inc.
8.00%, 09/15/28(d)	United States	430,000	448,300
Fiesta Purchaser, Inc.
7.88%, 03/01/31(d)	United States	185,000	191,192
Post Holdings, Inc.
5.63%, 01/15/28(d)	United States	430,000	422,815
Total Food Products			1,062,307
Gas Utilities – 0.5%
CQP Holdco LP
5.50%, 06/15/31(d)	United States	165,000	156,076
7.50%, 12/15/33(d)	United States	515,000	530,423
Suburban Propane Partners LP
5.00%, 06/01/31(d)	United States	590,000	538,336
Total Gas Utilities			1,224,835
Health Care Equipment & Supplies – 0.2%
Medline Borrower LP
5.25%, 10/01/29(d)	United States	395,000	373,644
Health Care Providers & Services – 0.4%
Avantor Funding, Inc.
3.88%, 07/15/28	United States	€100,000	105,139
Community Health Systems, Inc.
5.63%, 03/15/27(d)	United States	$205,000	188,899
10.88%, 01/15/32(d)	United States	260,000	268,130
Nidda Healthcare Holding GmbH
7.50%, 08/21/26	Germany	€100,000	111,382
Pediatrix Medical Group, Inc.
5.38%, 02/15/30(d)	United States	$295,000	268,275
Total Health Care Providers & Services			941,825
Health Care Technology – 0.1%
MPH Acquisition Holdings LLC
5.50%, 09/01/28(d)	United States	160,000	136,232
Hotel & Resort Real Estate Investment Trusts – 0.3%
Service Properties Trust
8.63%, 11/15/31(d)	United States	785,000	838,001
Hotels, Restaurants & Leisure – 2.8%
Accor SA
7.25% (5 Year Swap Rate EUR + 4.11%), Perpetual(a) (e)(g)	France	€300,000	356,703
Bloomin' Brands, Inc.
5.13%, 04/15/29(d)	United States	$665,000	618,450
Brinker International, Inc.
8.25%, 07/15/30(d)	United States	392,000	413,398
Carnival Corp.
6.00%, 05/01/29(d)	United States	490,000	483,794
10.50%, 06/01/30(d)	United States	760,000	831,821
Cirsa Finance International Sarl
6.50%, 03/15/29(d)	Spain	€205,000	227,118
7.88%, 07/31/28(e)(g)	Spain	300,000	343,481
8.41% (3 Month EURIBOR + 4.50%), 07/31/28(a)(d)	Spain	115,000	126,697
CPUK Finance Ltd.
6.50%, 08/28/26	United Kingdom	£210,000	263,248
Everi Holdings, Inc.
5.00%, 07/15/29(d)	United States	$345,000	342,037
Fertitta Entertainment LLC
6.75%, 01/15/30(d)	United States	160,000	143,797
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29(d)	United States	675,000	630,016
Legends Hospitality Holding Company LLC
5.00%, 02/01/26(d)	United States	440,000	436,181
Lottomatica S.P.A.
7.13%, 06/01/28(e)(g)	Italy	€115,000	131,180
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(d)	United States	$1,040,000	952,060
Six Flags Entertainment Corp
7.25%, 05/15/31(d)	United States	425,000	430,975
TUI Cruises GmbH
6.50%, 05/15/26	Germany	€300,000	326,897
Total Hotels, Restaurants & Leisure			7,057,853
Household Durables – 0.3%
Adams Homes, Inc.
9.25%, 10/15/28(d)	United States	$183,000	190,619
Shea Homes LP
4.75%, 02/15/28	United States	345,000	328,475
Weekley Homes LLC
4.88%, 09/15/28(d)	United States	185,000	171,227
Total Household Durables			690,321
Independent Power and Renewable Electricity Producers – 0.5%
Calpine Corp.
5.13%, 03/15/28(d)	United States	350,000	336,206
Talen Energy Supply LLC
8.63%, 06/01/30(d)	United States	445,000	476,199
Vistra Operations Company, LLC
7.75%, 10/15/31(d)	United States	315,000	330,123
Total Independent Power and Renewable Electricity Producers			1,142,528
Insurance – 0.2%
HUB International Ltd.
5.63%, 12/01/29(d)	United States	120,000	112,632
7.38%, 01/31/32(d)	United States	380,000	382,797
Total Insurance			495,429
IT Services – 0.1%
Engineering - Ingegneria Informatica - SpA
5.88%, 09/30/26	Italy	€200,000	212,943
Life Sciences Tools & Services – 0.1%
Eurofins Scientific SE
6.75% (3 Month EURIBOR + 4.24%), Perpetual(a)	Luxembourg	300,000	340,243
Machinery – 0.6%
EMRLD Borrower LP
6.38%, 12/15/30(e)(g)	United States	230,000	261,339
ProFrac Holdings II LLC
12.60% (CME Term SOFR 3 Month + 7.25%), 01/23/29(a)(b)(d)	United States	$1,266,000	1,254,353
Total Machinery			1,515,692
Media – 1.7%
AMC Networks, Inc.
4.25%, 02/15/29	United States	435,000	308,618
Cablevision Lightpath LLC
3.88%, 09/15/27(d)	United States	265,000	238,205
5.63%, 09/15/28(d)	United States	415,000	347,109
CCO Holdings LLC
4.25%, 01/15/34(d)	United States	355,000	268,284
4.50%, 06/01/33(d)	United States	494,000	386,309
4.75%, 03/01/30(d)	United States	190,000	163,261
6.38%, 09/01/29(d)	United States	140,000	132,915
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30(d)	United States	360,000	358,121
CSC Holdings LLC
4.13%, 12/01/30(d)	United States	435,000	311,390
Scripps Escrow II, Inc.
5.38%, 01/15/31(d)	United States	130,000	80,095
Sirius XM Radio, Inc.
3.88%, 09/01/31(d)	United States	630,000	525,731
5.50%, 07/01/29(d)	United States	214,000	203,977
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/28(d)	Belgium	400,000	377,347
Virgin Media Secured Finance PLC
4.50%, 08/15/30(d)	United Kingdom	305,000	263,257
5.25%, 05/15/29	United Kingdom	£100,000	116,410
Virgin Media Vendor Financing Notes III DAC
4.88%, 07/15/28	United Kingdom	200,000	227,189
Total Media			4,308,218
Metals & Mining – 0.4%
Constellium SE
5.63%, 06/15/28(d)	United States	$260,000	253,060
Mineral Resources Ltd.
8.50%, 05/01/30(d)	Australia	300,000	309,329
9.25%, 10/01/28(d)	Australia	380,000	400,691
Total Metals & Mining			963,080
Mortgage Real Estate Investment Trusts – 0.3%
HAT Holdings I LLC
3.38%, 06/15/26(d)	United States	415,000	391,306
3.75%, 09/15/30(d)	United States	150,000	126,138
8.00%, 06/15/27(d)	United States	155,000	161,812
Total Mortgage Real Estate Investment Trusts			679,256
Oil Gas & Consumable Fuels – 0.8%
CITGO Petroleum Corp.
7.00%, 06/15/25(d)	United States	360,000	359,776
Civitas Resources, Inc.
8.63%, 11/01/30(d)	United States	200,000	214,892
8.75%, 07/01/31(d)	United States	445,000	476,733
Venture Global LNG, Inc.
8.13%, 06/01/28(d)	United States	255,000	260,307
8.38%, 06/01/31(d)	United States	260,000	268,292
9.50%, 02/01/29(d)	United States	335,000	361,294
Total Oil Gas & Consumable Fuels			1,941,294
Other – 1.0%
Nidda BondCo GmbH
7.25%, 09/30/25	Germany	€187,565	201,939
OWS Cre Funding I LLC
10.33% (1 Month LIBOR + 4.90%), 09/15/24(a)(d)	United States	$2,345,090	2,348,895
Total Other			2,550,834
Paper & Forest Products – 0.2%
Mercer International, Inc.
5.50%, 01/15/26	Germany	385,000	375,671
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27	Germany	€125,000	126,684
Total Paper & Forest Products			502,355
Personal Care Products – 0.4%
BellRing Brands, Inc.
7.00%, 03/15/30(d)	United States	$365,000	376,400
Edgewell Personal Care Co.
5.50%, 06/01/28(d)	United States	355,000	347,265
Ontex Group NV
3.50%, 07/15/26	Belgium	€295,000	312,977
Total Personal Care Products			1,036,642
Pharmaceuticals – 0.3%
Bausch Health Companies, Inc.
4.88%, 06/01/28(d)	United States	$240,000	131,203
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30	Germany	€300,000	342,702
8.65% (3 Month EURIBOR + 4.75%), 05/15/30(a)(d)	Germany	210,000	230,344
Total Pharmaceuticals			704,249
Professional Services – 0.2%
Mooney Group SpA
7.80% (3 Month EURIBOR + 3.88%), 12/17/26(a)	Italy	250,000	270,388
Summer BC Holdco B SARL
5.75%, 10/31/26	Luxembourg	200,000	212,264
Total Professional Services			482,652
Real Estate Management & Development – 0.7%
Hunt Companies, Inc.
5.25%, 04/15/29(d)	United States	$765,000	700,489
Kennedy-Wilson, Inc.
4.75%, 02/01/30	United States	1,130,000	902,582
Samhallsbyggnadsbolaget i Norden AB
2.88% (5 Year Swap Rate EUR + 3.22%), Perpetual(a)	Sweden	€100,000	26,117
Total Real Estate Management & Development			1,629,188
Software – 1.3%
Acuris Finance US, Inc.
5.00%, 05/01/28(d)	United States	$675,000	613,970
Castor SpA
9.19% (3 Month EURIBOR + 5.25%), 02/15/29(a) (e)(g)	Italy	€300,000	312,953
Cedacri Mergeco SPA
9.40% (3 Month EURIBOR + 5.50%), 05/15/28(a)(d)	Italy	200,000	216,715
Cloud Software Group Holdings, Inc.
6.50%, 03/31/29(d)	United States	$910,000	864,310
ION Trading Technologies Sarl
5.75%, 05/15/28(d)	Luxembourg	535,000	491,477
NCR Corp.
5.13%, 04/15/29(d)	United States	600,000	557,165
NCR Voyix Corp.
5.25%, 10/01/30(d)	United States	130,000	117,748
Sabre GLBL, Inc.
7.38%, 09/01/25(d)	United States	150,000	145,993
Total Software			3,320,331
Specialty Retail – 0.6%
Academy Ltd.
6.00%, 11/15/27(d)	United States	420,000	414,065
Douglas GmbH
6.00%, 04/08/26	Germany	€240,000	263,059
Kepler SpA
9.69% (3 Month EURIBOR + 5.75%), 05/15/29(a)	Italy	250,000	273,462
LCM Investments Holdings II LLC
8.25%, 08/01/31(d)	United States	$395,000	413,554
Total Specialty Retail			1,364,140
Textiles Apparel & Luxury Goods – 0.2%
Afflelou SAS
4.25%, 05/19/26	France	€200,000	214,968
Crocs, Inc.
4.25%, 03/15/29(d)	United States	$220,000	201,328
Total Textiles Apparel & Luxury Goods			416,296
Trading Companies & Distributors – 0.8%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/28(d)	United States	450,000	290,679
Equipmentshare.Com Inc.
9.00%, 05/15/28(d)	United States	780,000	804,368
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(d)	United States	320,000	310,400
7.88%, 12/01/30(d)	United States	344,000	361,596
Loxam SAS
3.75%, 07/15/26	France	€200,000	213,883
Total Trading Companies & Distributors			1,980,926
Transportation Infrastructure – 0.1%
Heathrow Finance PLC
6.63%, 03/01/31(e)(g)	United Kingdom	£175,000	218,883
Wireless Telecommunication Services – 0.2%
Matterhorn Telecom SA
4.00%, 11/15/27	Luxembourg	€200,000	214,331
Vodafone Group PLC
3.00% (5 Year Swap Rate EUR + 3.48%), 08/27/80(a)	United Kingdom	400,000	390,897
Total Wireless Telecommunication Services			605,228
Total High Yield			59,639,609
Emerging Markets – 2.6%
Chemicals – 0.3%
Braskem Idesa SAPI
6.99%, 02/20/32	Mexico	$1,000,000	776,910
Construction Materials – 0.1%
Cemex SAB de CV
5.13% (5 Year CMT Rate + 4.53%), Perpetual(a)	Mexico	200,000	193,417
Diversified Telecommunication Services – 0.2%
Telecom Argentina SA
8.00%, 07/18/26	Argentina	472,000	457,928
Hotels, Restaurants & Leisure – 0.0%
Grupo Posadas SAB de CV
7.00%, 12/30/27(f)(i)	Mexico	20,000	18,525
Independent Power and Renewable Electricity Producers – 0.0%
Genneia SA
8.75%, 09/02/27(d)	Argentina	28,000	27,557
Metals & Mining – 0.5%
Samarco Mineracao SA
9.00%, 9.00, 06/30/31	Brazil	687,981	621,348
Vedanta Resources Finance II PLC
13.88%, 01/21/27	India	752,000	708,327
Total Metals & Mining			1,329,675
Oil Gas & Consumable Fuels – 0.7%
Canacol Energy Ltd.
5.75%, 11/24/28	Colombia	260,000	115,276
Kosmos Energy Ltd.
7.13%, 04/04/26	Ghana	200,000	196,958
7.50%, 03/01/28	Ghana	520,000	504,261
YPF SA
7.00%, 09/30/33(i)	Argentina	55,000	47,859
9.00%, 06/30/29(i)	Argentina	758,000	735,455
Total Oil Gas & Consumable Fuels			1,599,809
Passenger Airlines – 0.5%
Azul Secured Finance LLP
10.88%, 05/28/30(d)	Brazil	1,130,000	956,555
Latam Airlines Group SA
13.38%, 10/15/27(d)	Chile	204,000	228,828
13.38%, 10/15/29	Chile	77,000	88,968
Total Passenger Airlines			1,274,351
Real Estate Management & Development – 0.3%
CIFI Holdings Group Company Ltd.
5.38% (5 Year CMT Rate + 8.57%), Perpetual(a)(j)	China	450,000	25,875
6.00%, 07/16/25(j)	China	400,000	33,000
6.45%, 11/07/24(j)	China	200,000	17,000
Country Garden Holdings Company Ltd.
4.80%, 08/06/30(j)	China	200,000	14,500
7.25%, 04/08/26(j)	China	600,000	42,000
RKPF Overseas Ltd.
5.90%, 03/05/25	China	500,000	244,250
6.00%, 09/04/25	China	500,000	183,450
Shimao Group Holdings Ltd.
3.45%, 01/11/31(j)	China	400,000	16,000
4.60%, 07/13/30(j)	China	200,000	8,000
5.20%, 01/16/27(j)	China	1,210,000	47,190
5.60%, 07/15/26(j)	China	400,000	14,488
6.13%, 08/21/24(j)	China	370,000	17,112
Sino-Ocean Land Treasure IV Ltd.
3.25%, 05/05/26(j)	China	200,000	15,284
4.75%, 08/05/29(j)	China	410,000	33,169
4.75%, 01/14/30(j)	China	400,000	30,440
Total Real Estate Management & Development			741,758
Total Emerging Markets			6,419,930
Convertible Bonds – 0.7%
Aerospace & Defense – 0.0%
Safran SA
0.00%, 04/01/28	France	€33,000	78,191
Spirit AeroSystems, Inc.
3.25%, 11/01/28(d)	United States	$4,000	5,616
Total Aerospace & Defense			83,807
Automobiles – 0.0%
Ford Motor Company
0.00%, 03/15/26	United States	31,000	32,194
Biotechnology – 0.0%
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27	United States	14,000	13,228
Ascendis Pharma AS
2.25%, 04/01/28	Denmark	11,000	12,711
Bridgebio Pharma, Inc.
2.25%, 02/01/29	United States	12,000	9,832
2.50%, 03/15/27	United States	7,000	7,535
Exact Sciences Corp.
2.00%, 03/01/30(d)	United States	7,000	7,931
Halozyme Therapeutics, Inc.
1.00%, 08/15/28	United States	8,000	7,792
INSMED, Inc.
0.75%, 06/01/28	United States	7,000	7,515
Total Biotechnology			66,544
Broadline Retail – 0.0%
Etsy, Inc.
0.13%, 10/01/26	United States	10,000	10,620
0.25%, 06/15/28	United States	31,000	24,490
Total Broadline Retail			35,110
Commercial Services & Supplies – 0.0%
Tetra Tech, Inc.
2.25%, 08/15/28(d)	United States	11,000	12,107
Construction & Engineering – 0.0%
Fluor Corp.
1.13%, 08/15/29(d)	United States	13,000	14,667
Consumer Finance – 0.0%
SoFi Technologies, Inc.
0.00%, 10/15/26(d)	United States	22,000	18,887
1.25%, 03/15/29(d)	United States	5,000	5,045
Total Consumer Finance			23,932
Diversified Telecommunication Services – 0.1%
Cellnex Telecom SA
0.50%, 07/05/28	Spain	€100,000	112,390
Electric Utilities – 0.0%
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27(d)	United States	$21,000	22,501
PG&E Corp.
4.25%, 12/01/27(d)	United States	22,000	22,127
Total Electric Utilities			44,628
Electrical Equipment – 0.0%
Array Technologies, Inc.
1.00%, 12/01/28	United States	11,000	10,212
Electronic Equipment Instruments & Components – 0.0%
Advanced Energy Industries, Inc.
2.50%, 09/15/28(d)	United States	13,000	13,285
Entertainment – 0.1%
Liberty Media Corp.
2.25%, 08/15/27	United States	25,000	25,692
Live Nation Entertainment, Inc.
3.13%, 01/15/29	United States	24,000	28,905
Sea Ltd.
0.25%, 09/15/26	Singapore	50,000	42,975
2.38%, 12/01/25	Singapore	8,000	8,040
Spotify USA, Inc.
0.00%, 03/15/26	United States	32,000	29,456
Total Entertainment			135,068
Financial Services – 0.0%
Edenred
0.00%, 06/14/28	France	€61,500	41,922
Shift4 Payments, Inc.
0.50%, 08/01/27	United States	$37,000	34,502
Total Financial Services			76,424
Food Products – 0.0%
Post Holdings, Inc.
2.50%, 08/15/27	United States	6,000	6,762
Ground Transportation – 0.0%
Lyft, Inc.
0.63%, 03/01/29(d)	United States	10,000	11,731
Uber Technologies, Inc.
0.88%, 12/01/28(d)	United States	23,000	28,509
Total Ground Transportation			40,240
Health Care Equipment & Supplies – 0.1%
Alphatec Holdings, Inc.
0.75%, 08/01/26	United States	16,000	16,700
Haemonetics Corp.
0.00%, 03/01/26	United States	25,000	23,078
Lantheus Holdings, Inc.
2.63%, 12/15/27	United States	12,000	13,317
LivaNova USA, Inc.
3.00%, 12/15/25	United States	23,000	26,221
Merit Medical Systems, Inc.
3.00%, 02/01/29(d)	United States	17,000	18,589
Shockwave Medical, Inc.
1.00%, 08/15/28(d)	United States	13,000	16,656
Total Health Care Equipment & Supplies			114,561
Health Care Technology – 0.0%
Evolent Health, Inc.
3.50%, 12/01/29(d)	United States	13,000	14,960
Hotel & Resort Real Estate Investment Trusts – 0.0%
Pebblebrook Hotel Trust
1.75%, 12/15/26	United States	16,000	14,430
Hotels, Restaurants & Leisure – 0.1%
Accor SA
0.70%, 12/07/27(j)	France	€61,000	34,699
Cheesecake Factory, Inc.
0.38%, 06/15/26	United States	$12,000	10,739
H World Group Ltd.
3.00%, 05/01/26	China	15,000	17,380
Just Eat Takeaway.com NV
0.00%, 08/09/25	United Kingdom	€100,000	100,381
Marriott Vacations Worldwide Corp.
3.25%, 12/15/27	United States	$10,000	9,430
NCL Corp. Ltd.
1.13%, 02/15/27	United States	16,000	15,170
Shake Shack, Inc.
0.00%, 03/01/28	United States	50,000	45,531
Total Hotels, Restaurants & Leisure			233,330
Independent Power and Renewable Electricity Producers – 0.0%
NRG Energy, Inc.
2.75%, 06/01/48	United States	12,000	19,884
Industrial Real Estate Investment Trusts – 0.0%
Rexford Industrial Realty LP
4.13%, 03/15/29(d)	United States	10,000	10,190
IT Services – 0.1%
Akamai Technologies, Inc.
0.38%, 09/01/27	United States	24,000	25,380
Cloudflare, Inc.
0.00%, 08/15/26	United States	33,000	31,012
Perficient, Inc.
0.13%, 11/15/26	United States	49,000	42,474
Total IT Services			98,866
Media – 0.0%
Cable One, Inc.
0.00%, 03/15/26	United States	26,000	22,776
Metals & Mining – 0.0%
First Majestic Silver Corp.
0.38%, 01/15/27	Canada	24,000	18,734
MP Materials Corp.
0.25%, 04/01/26(d)	United States	17,000	15,003
3.00%, 03/01/30(d)	United States	6,000	5,622
Total Metals & Mining			39,359
Multi-Utilities – 0.0%
Veolia Environnement SA
0.00%, 01/01/25	France	€135,900	46,953
Oil Gas & Consumable Fuels – 0.0%
Green Plains, Inc.
2.25%, 03/15/27	United States	$10,000	10,244
Passenger Airlines – 0.0%
JetBlue Airways Corp.
0.50%, 04/01/26	United States	3,000	2,634
Professional Services – 0.0%
Ceridian HCM Holding, Inc.
0.25%, 03/15/26	United States	73,000	67,160
Semiconductors & Semiconductor Equipment – 0.0%
ON Semiconductor Corp.
0.50%, 03/01/29	United States	18,000	17,802
SOITEC
0.00%, 10/01/25	France	€5,600	10,091
SolarEdge Technologies, Inc.
0.00%, 09/15/25	United States	$29,000	26,573
Total Semiconductors & Semiconductor Equipment			54,466
Software – 0.1%
Alarm.com Holdings, Inc.
0.00%, 01/15/26	United States	46,000	42,343
Blackline, Inc.
0.00%, 03/15/26	United States	27,000	24,565
Envestnet, Inc.
2.63%, 12/01/27	United States	30,000	31,845
Five9, Inc.
1.00%, 03/15/29(d)	United States	18,000	18,675
Nice Ltd.
0.00%, 09/15/25	Israel	19,000	19,903
Nutanix, Inc.
0.25%, 10/01/27	United States	25,000	30,750
PagerDuty, Inc.
1.50%, 10/15/28(d)	United States	13,000	13,894
Progress Software Corp.
1.00%, 04/15/26	United States	11,000	11,440
Unity Software, Inc.
0.00%, 11/15/26	United States	61,000	52,002
Total Software			245,417
Specialty Retail – 0.1%
Burlington Stores, Inc.
1.25%, 12/15/27(d)	United States	11,000	14,058
Wayfair, Inc.
1.00%, 08/15/26	United States	15,000	13,903
Zalando SE
0.05%, 08/06/25	Germany	€100,000	101,631
Total Specialty Retail			129,592
Technology Hardware Storage & Peripherals – 0.0%
Seagate HDD Cayman
3.50%, 06/01/28(d)	United States	$14,000	17,871
Western Digital Corp.
3.00%, 11/15/28(d)	United States	6,000	8,808
Total Technology Hardware Storage & Peripherals			26,679
Water Utilities – 0.0%
American Water Capital Corp.
3.63%, 06/15/26(d)	United States	13,000	12,743
Total Convertible Bonds			1,871,614
Investment Grade – 0.0%
Banks – 0.0%
Barclays PLC
6.50% (SOFR + 1.88%), 09/13/27(a)	United Kingdom	56,000	57,142
Total Investment Grade			57,142
TOTAL CORPORATE CREDIT (Cost $153,332,609)			147,312,008
STRUCTURED CREDIT – 29.6%
Collateralized Loan Obligations – 16.6%
37 Capital CLO
11.67%, 2023-1A, Class D (CME Term SOFR 3 Month + 6.36%), 04/15/36(a)(d)	Cayman Islands	1,500,000	1,542,981
13.75%, 2023-2A, Class E (CME Term SOFR 3 Month + 8.38%), 01/15/34(a)(d)	Cayman Islands	1,000,000	1,008,562
Anchorage Capital CLO Ltd.
9.29%, 2020-16A, Class DR (CME Term SOFR 3 Month + 3.98%), 01/19/35(a)(d)	Cayman Islands	1,500,000	1,490,479
11.06%, 2023-26A, Class D (CME Term SOFR 3 Month + 5.75%), 07/19/34(a)(d)	Cayman Islands	500,000	511,326
12.92%, 2020-16A, Class ER (CME Term SOFR 3 Month + 7.61%), 01/19/35(a)(d)	Cayman Islands	1,000,000	977,710
12.93%, 2016-8A, Class ER2 (CME Term SOFR 3 Month + 7.61%), 10/27/34(a)(d)	Cayman Islands	1,500,000	1,451,893
Anchorage Credit Funding Ltd.
6.85%, 2019-7A, Class E, 04/25/37(d)	Cayman Islands	1,000,000	932,175
9.19%, 2019-7A, Class SUB1, 04/25/37(d)	Cayman Islands	1,000,000	516,684
ARES CLO
9.06%, 2022-64A, Class D (CME Term SOFR 3 Month + 3.75%), 04/15/35(a)(d)	Cayman Islands	500,000	500,563
11.07%, 2023-68A, Class D (CME Term SOFR 3 Month + 5.75%), 04/25/35(a)(d)	Jersey	2,000,000	2,035,444
CBAM Ltd.
12.68%, 2017-2A, Class ER (CME Term SOFR 3 Month + 7.36%), 07/17/34(a)(d)	Cayman Islands	571,000	538,519
Cerberus Loan Funding LP
9.46%, 2023-3A, Class C (CME Term SOFR 3 Month + 4.15%), 09/13/35(a)(d)	United States	1,000,000	1,013,468
Dryden 27 R Euro CLO 2017 DAC
9.80%, 2017-27X, Class ER (3 Month EURIBOR + 5.86%), 04/15/33(a)	Ireland	€500,000	508,452
Elevation CLO Ltd.
12.78%, 2021-14A, Class E (CME Term SOFR 3 Month + 7.46%), 10/20/34(a)(d)	Cayman Islands	$2,000,000	1,872,996
12.85%, 2021-12A, Class E (CME Term SOFR 3 Month + 7.53%), 04/20/32(a)(d)	Cayman Islands	378,000	369,235
Fortress Credit BSL Ltd.
13.47%, 2022-1A, Class E (CME Term SOFR 3 Month + 8.15%), 10/23/34(a)(d)	Cayman Islands	500,000	496,953
13.51%, 2020-1A, Class E (CME Term SOFR 3 Month + 8.19%), 10/20/33(a)(d)	Cayman Islands	1,000,000	993,135
Gallatin CLO Ltd.
10.72%, 2023-1A, Class D (CME Term SOFR 3 Month + 5.41%), 10/14/35(a)(d)	Bermuda	2,000,000	1,989,106
Halcyon Loan Advisors Funding Ltd.
0.00%, 2018-2X, Class SUB, 01/22/31	Cayman Islands	850,000	145,818
Harvest CLO XXVI
10.06%, 26A, Class E (3 Month EURIBOR + 6.12%), 01/15/34(a)(d)	Ireland	€500,000	532,620
ICG US CLO Ltd.
9.18%, 2020-1A, Class DR (CME Term SOFR 3 Month + 3.86%), 01/20/35(a)(d)	Cayman Islands	$1,000,000	964,383
13.03%, 2020-1A, Class ER (CME Term SOFR 3 Month + 7.71%), 01/20/35(a)(d)	Cayman Islands	1,000,000	910,380
Madison Park Funding Ltd.
10.91%, 2023-63A, Class D (CME Term SOFR 3 Month + 5.50%), 04/21/35(a)(d)	Cayman Islands	2,000,000	2,042,858
Marble Point CLO Ltd.
12.87%, 2021-4A, Class E (CME Term SOFR 3 Month + 7.55%), 01/22/35(a)(d)	Cayman Islands	2,000,000	1,874,236
Monroe Capital MML CLO XIII Ltd.
13.64%, 2022-1A, Class E (CME Term SOFR 3 Month + 8.32%), 02/24/34(a)(d)	United States	1,000,000	936,919
Mountain View CLO Ltd.
9.28%, 2023-1A, Class C (CME Term SOFR 3 Month + 3.85%), 09/14/36(a)(d)	Cayman Islands	300,000	305,635
10.93%, 2023-1A, Class D (CME Term SOFR 3 Month + 5.50%), 09/14/36(a)(d)	Cayman Islands	300,000	300,894
OAK Hill European Credit Partners V Designated Activity Co.
10.34%, 2016-5A, Class ER (3 Month EURIBOR + 6.37%), 01/21/35(a)(d)	Ireland	€1,750,000	1,857,511
12.84%, 2016-5A, Class FR (3 Month EURIBOR + 8.87%), 01/21/35(a)(d)	Ireland	1,000,000	1,058,120
OZLM XXIII Ltd.
12.86%, 2019-23A, Class ER (CME Term SOFR 3 Month + 7.54%), 04/15/34(a)(d)	Cayman Islands	$250,000	239,782
Palmer Square European CLO
10.33%, 2022-1A, Class E (3 Month EURIBOR + 6.36%), 01/21/35(a)(d)	Ireland	€1,200,000	1,260,427
12.82%, 2022-1A, Class F (3 Month EURIBOR + 8.85%), 01/21/35(a)(d)	Ireland	1,750,000	1,848,565
Penta CLO
10.16%, 2021-10X, Class E (3 Month EURIBOR + 6.23%), 11/20/34(a)	Ireland	500,000	532,047
Rockford Tower CLO Ltd.
13.44%, 2022-2A, Class ER (CME Term SOFR 3 Month + 8.12%), 10/20/35(a)(d)	United States	$750,000	752,554
Rockford Tower Europe DAC
9.93%, 2021-1A, Class E (3 Month EURIBOR + 5.96%), 04/20/34(a)(d)	Ireland	€500,000	518,473
RR Ltd.
13.65%, 2022-24A, Class DR (CME Term SOFR 3 Month + 8.30%), 01/15/36(a)(d)	Bermuda	$1,000,000	1,010,732
Symphony CLO Ltd.
12.53%, 2012-9A, Class ER2 (CME Term SOFR 3 Month + 7.21%), 07/16/32(a)(d)	Cayman Islands	438,000	395,090
Toro European CLO
10.24%, 3X, Class ERR (3 Month EURIBOR + 6.30%), 07/15/34(a)	Ireland	€1,500,000	1,575,706
Trimaran Cavu Ltd.
12.93%, 2021-3A, Class E (CME Term SOFR 3 Month + 7.63%), 01/18/35(a)(d)	Cayman Islands	$900,000	903,941
Trinitas CLO XIV Ltd.
13.63%, 2020-14A, Class E (CME Term SOFR 3 Month + 8.30%), 01/25/34(a)(d)	Cayman Islands	500,000	502,486
Trinitas CLO XVIII Ltd.
9.18%, 2021-18A, Class D (CME Term SOFR 3 Month + 3.86%), 01/20/35(a)(d)	Cayman Islands	2,000,000	1,965,600
Total Collateralized Loan Obligations			41,184,458
Commercial Mortgage-Backed Securities – 4.1%
ACREC LLC
11.36%, 2023-FL2, Class E (CME Term SOFR 1 Month + 6.03%), 02/19/38(a)(d)	United States	107,000	107,015
ACRES Commercial Realty Ltd.
8.09%, 2021-FL1, Class D (CME Term SOFR 1 Month + 2.76%), 06/15/36(a)(d)	Cayman Islands	321,000	285,278
AREIT Trust
10.70%, 2023-CRE8, Class D (CME Term SOFR 1 Month + 5.37%), 08/17/41(a)(d)	United States	109,000	108,863
Banc of America Commercial Mortgage Trust
1.25%, 2015-UBS7, Class XFG, 09/15/48(d)	United States	10,000,000	162,195
BBCMS Trust
8.45%, 2018-BXH, Class F (CME Term SOFR 1 Month + 3.12%), 10/15/37(a)(d)	United States	270,000	260,499
Benchmark Mortgage Trust
3.24%, 2018-B6, Class E, 10/10/51(d)	United States	225,000	106,518
4.00%, 2024-V5, Class D, 01/10/57(d)	United States	36,000	30,072
7.20%, 2024-V5, Class C, 01/10/57	United States	57,000	57,080
Blackstone UK Student Housing Portfolio
7.56%, 2021-UK5, Class E (Daily SONIA + 2.35%), 05/17/31(a)	United Kingdom	£236,000	290,242
BWAY Mortgage Trust
5.03%, 2022-26BW, Class E, 02/10/44(d)	United States	$677,000	422,867
BX Commercial Mortgage Trust
8.97%, 2019-IMC, Class G (CME Term SOFR 1 Month + 3.65%), 04/15/34(a)(d)	United States	1,000,000	993,986
BX Trust
9.47%, 2021-SDMF, Class J (CME Term SOFR 1 Month + 4.15%), 09/15/34(a)(d)	United States	450,849	418,739
CD Mortgage Trust
3.30%, 2017-CD4, Class D, 05/10/50(d)	United States	305,000	228,877
3.35%, 2017-CD5, Class D, 08/15/50(d)	United States	489,000	369,467
CGDB Commercial Mortgage Trust
8.43%, 2019-MOB, Class G (CME Term SOFR 1 Month + 3.11%), 11/15/36(a)(d)	United States	770,000	737,492
Citigroup Commercial Mortgage Trust
9.14%, 2021-KEYS, Class F (CME Term SOFR 1 Month + 3.81%), 10/15/36(a)(d)	United States	741,000	713,128
COMM Mortgage Trust
2.06%, 2016-DC2, Class XF, 02/10/49(d)	United States	12,997,292	428,779
CSAIL Commercial Mortgage Trust
4.03%, 2017-CX9, Class D, 09/15/50(d)	United States	190,000	129,762
DBGS Mortgage Trust
9.59%, 2021-W52, Class F (CME Term SOFR 1 Month + 4.26%), 10/15/36(a)(d)	United States	1,000,000	450,177
Hilton USA Trust
4.12%, 2016-SFP, Class C, 11/05/35(d)	United States	105,000	57,783
4.93%, 2016-SFP, Class D, 11/05/35(b)(d)	United States	584,000	265,467
J.P. Morgan Chase Commercial Mortgage Securities Trust
9.71%, 2021-HTL5, Class F (CME Term SOFR 1 Month + 4.38%), 11/15/38(a)(d)	United States	1,084,000	1,049,496
Last Mile Logistics
11.01%, 2023-1A, Class D (Daily SONIA + 5.80%), 08/17/33(a)(d)	United Kingdom	£207,000	261,343
MF1 LLC
11.06%, 2022-FL10, Class D (CME Term SOFR 1 Month + 5.73%), 09/17/37(a)(d)	United States	$232,000	232,864
Natixis Commercial Mortgage Securities Trust
11.27%, 2022-RRI, Class F (CME Term SOFR 1 Month + 5.94%), 03/15/35(a)(d)	United States	497,898	495,990
ONE Mortgage Trust
6.94%, 2021-PARK, Class D (CME Term SOFR 1 Month + 1.61%), 03/15/36(a)(d)	United States	417,000	391,140
Taubman Centers Commercial Mortgage Trust
10.10%, 2022-DPM, Class D (CME Term SOFR 1 Month + 4.77%), 05/15/37(a)(d)	United States	415,000	411,686
VMC Finance LLC
8.94%, 2021-FL4, Class D (CME Term SOFR 1 Month + 3.61%), 06/16/36(a)(d)	United States	147,000	128,662
9.94%, 2021-HT1, Class B (CME Term SOFR 1 Month + 4.61%), 01/18/37(a)(d)	United States	643,000	615,243
Total Commercial Mortgage-Backed Securities			10,210,710
Residential Mortgage-Backed Securities – 3.2%
BRAVO Residential Funding Trust
6.90%, 2024-NQM1, Class M1, 12/01/63(d)	United States	109,000	110,026
7.46%, 2023-NQM5, Class M1, 06/25/63(d)	United States	183,000	187,099
8.04%, 2024-NQM1, Class B1, 12/01/63(d)	United States	128,000	128,553
CHNGE Mortgage Trust
8.44%, 2023-4, Class B1, 09/25/58(d)	United States	891,000	877,484
COLT Mortgage Loan Trust
6.59%, 2024-1, Class M1, 02/25/69(d)	United States	138,000	138,086
Deephaven Residential Mortgage Trust
4.34%, 2022-2, Class B1, 03/25/67(d)	United States	229,000	182,110
GCAT Trust
3.97%, 2022-NQM1, Class B1, 02/25/67(d)	United States	476,000	342,627
Imperial Fund Mortgage Trust
4.43%, 2022-NQM3, Class M1, 05/25/67(d)	United States	332,000	272,257
JP Morgan Mortgage Trust
7.64%, 2024-CES1, Class B1, 06/25/54(d)	United States	100,000	100,382
MFA Trust
4.27%, 2022-NQM1, Class B1, 12/25/66(d)	United States	251,000	201,310
Morgan Stanley Residential Mortgage Loan Trust
7.53%, 2023-NQM1, Class B1, 09/25/68(d)	United States	446,000	436,905
PRKCM Trust
6.87%, 2024-AFC1, Class M1, 03/25/59(d)	United States	66,000	66,141
7.56%, 2023-AFC1, Class M1, 02/25/58(d)	United States	371,000	376,772
8.01%, 2023-AFC4, Class B1, 11/25/58(d)	United States	293,000	292,565
8.06%, 2024-AFC1, Class B1, 03/25/59(d)	United States	91,000	91,190
8.24%, 2023-AFC2, Class B1, 06/25/58(d)	United States	100,000	100,268
Progress Residential Trust
5.60%, 2022-SFR3, Class E2, 04/17/39(d)	United States	212,000	203,414
PRPM LLC
4.83%, 2021-10, Class A2, 12/31/49(d)(i)	United States	1,000,000	966,818
RCKT Mortgage Trust
6.77%, 2024-CES2, Class M2, 04/25/44(d)	United States	100,000	100,077
6.77%, 2024-CES1, Class M2, 02/25/44(d)	United States	100,000	100,427
Seasoned Credit Risk Transfer Trust
4.50%, 2022-1, Class M, 11/25/61(d)	United States	226,000	192,159
STAR Trust
9.83%, 2022-SFR3, Class F (CME Term SOFR 1 Month + 4.50%), 05/17/24(a)(d)	United States	170,000	163,564
Toorak Mortgage Trust
9.16%, 2024-RRTL1, Class M1, 02/25/39(d)	United States	71,000	71,187
Towd Point Mortgage Trust
6.86%, 2024-CES1, Class M2, 01/25/64(d)	United States	110,000	111,982
Verus Securitization Trust
6.67%, 2024-1, Class M1, 01/25/69(d)	United States	118,000	118,199
6.82%, 2024-2, Class M1, 02/25/69(d)	United States	100,000	100,900
7.08%, 2023-INV2, Class A3, 08/25/68(d)(i)	United States	167,979	168,955
7.35%, 2023-INV2, Class M1, 08/25/68(d)	United States	187,000	189,336
7.58%, 2023-2, Class B1, 03/25/68(d)	United States	100,000	98,794
7.94%, 2023-7, Class B1, 10/25/68(d)	United States	608,000	607,787
8.16%, 2023-INV2, Class B1, 08/25/68(d)	United States	100,000	101,100
Western Mortgage Reference Notes
10.67%, 2021-CL2, Class M4 (SOFR30A + 5.35%), 07/25/59(a)(d)	United States	820,377	837,012
Total Residential Mortgage-Backed Securities			8,035,486
Asset-Backed Securities – 5.7%
Adams Outdoor Advertising LP
11.71%, 2023-1, Class C, 07/15/53(d)	United States	2,000,000	2,066,089
Castlelake Aircraft Securitization Trust
2.74%, 2017-1R, Class A, 08/15/41(d)	United States	132,827	124,555
GAIA Aviation Ltd.
7.00%, 2019-1, Class C, 12/15/44(d)(i)	Cayman Islands	2,004,903	1,128,440
Horizon Aircraft Finance III Ltd.
3.43%, 2019-2, Class A, 11/15/39(d)	Cayman Islands	1,502,396	1,210,109
Horizon Aircraft Finance Ltd.
4.46%, 2018-1, Class A, 12/15/38(d)	United States	668,020	588,065
Lunar Aircraft Ltd.
6.41%, 2020-1A, Class C, 02/15/45(d)	United States	716,741	406,449
METAL 2017-1 Ltd.
4.58%, 2017-1, Class A, 10/15/42(d)	United States	1,392,658	884,338
Pioneer Aircraft Finance Ltd.
3.97%, 2019-1, Class A, 06/15/44(d)	Cayman Islands	566,240	522,949
Thunderbolt Aircraft Lease
5.07%, 2018-A, Class B, 09/15/38(d)(i)	United States	1,339,286	941,790
Veros Auto Receivables Trust
11.46%, 2023-1, Class D, 08/15/30(d)	United States	1,780,000	1,805,538
VSTJET
10.91%, 2020-1B, 01/15/29	United States	1,700,000	1,657,500
WAVE Trust
5.68%, 2017-1A, Class B, 11/15/42(d)	United States	1,590,272	971,208
6.66%, 2017-1A, Class C, 11/15/42(d)	United States	1,171,157	235,403
Westlake Automobile Receivables Trust
1.23%, 2021-2A, Class D, 12/15/26(d)	United States	164,000	157,894
Ziply Fiber Issuer LLC
11.71%, 2024-1A, Class C, 04/20/54(d)	United States	1,500,000	1,499,627
Total Asset-Backed Securities			14,199,954
TOTAL STRUCTURED CREDIT (Cost $75,085,234)			73,630,608
PRIVATE CREDIT – 22.0%
Senior Loans – 20.9%
Aerospace & Defense – 0.5%
Galileo Parent, Inc., First Lien Revolver
12.56% (3 Month SOFR + 7.25%), 05/03/29(a)(b)(c)	United States	83,000	36,205
Galileo Parent, Inc., First Lien Term Loan
12.34%, 05/03/30(b)	United States	531,668	523,693
WP CPP Holdings, First Lien Term Loan
8.75% (3 Month SOFR + 3.38%), 11/28/29(a)(b)	United States	824,484	806,181
WP CPP Holdings, First Lien Revolver
0.00%, 11/28/29(b)(c)	United States	90,000	–
Total Aerospace & Defense			1,366,079
Automobile Components – 1.0%
Superior Industries International, Inc., First Lien Tranche B Term Loan
13.33%, 12/15/28(b)	United States	2,573,425	2,548,206
Biotechnology – 1.3%
ADC Therapeutics, Inc., First Lien Tranche A Term Loan
13.00% (3 Month SOFR + 7.50%), 08/15/29(a)(b)	United States	1,135,543	1,101,136
Mesoblast, Inc., First Lien Term Loan
8.00%, 11/19/26(b)(f)	United States	1,368,949	1,303,924
Seres Therapeutics, Inc., First Lien Tranche B Delay Draw Term Loan
0.00%, 04/27/29(b)(c)	United States	329,000	–
Seres Therapeutics, Inc., First Lien Tranche DDA2 Delay Draw Term Loan
12.88% (3 Month SOFR + 7.88%), 04/30/29(a)(b)	United States	219,000	209,145
Seres Therapeutics, Inc., First Lien Tranche A1 Term Loan
12.88% (3 Month SOFR + 7.88%), 04/30/29(a)(b)	United States	585,000	558,675
Seres Therapeutics, Inc., First Lien Tranche C Delay Draw Term Loan
0.00%, 04/30/29(b)(c)	United States	329,000	–
Total Biotechnology			3,172,880
Commercial Services & Supplies – 1.7%
Amspec Parent, First Lien Delay Draw Term Loan
11.07%, 12/05/30(b)(c)	United States	226,000	–
Amspec Parent LLC, First Lien Term Loan
11.08% (3 Month SOFR + 5.75%), 12/05/30(a)(b)	United States	1,567,000	1,531,429
Amspec Parent, Inc., First Lien Revolver
5.75% (3 Month SOFR + 5.75%), 12/05/29(a)(b)(c)	United States	212,000	2,211
Kings Buyer LLC, First Lien Revolver
11.99% (Prime + 8.50%), 10/29/27(a)(b)(c)	United States	310,246	30,609
Kings Buyer LLC, First Lien Term Loan
11.95% (3 Month SOFR + 6.50%), 10/29/27(a)(b)	United States	2,235,594	2,205,637
NFM & J LP, First Lien Revolver
10.94% (1 Month LIBOR + 5.75%), 11/30/27(a)(b)(c)	United States	64,240	6,287
13.25% (Prime + 4.75%), 11/30/27(a)(b)(c)	United States	46,123	4,514
NFM & J LP, First Lien Term Loan
11.18% (3 Month SOFR + 5.75%), 11/30/27(a)(b)(c)	United States	275,885	9,005
11.22% (3 Month SOFR + 5.75%), 11/30/27(a)(b)	United States	495,247	486,134
Total Commercial Services & Supplies			4,275,826
Containers & Packaging – 0.7%
ASP-r-pac Acquisition Company LLC, First Lien Revolver
9.49%, 12/29/27(b)(c)	United States	205,745	32,966
ASP-r-pac Acquisition Company LLC, First Lien Term Loan
11.57%, 12/29/27(b)	United States	1,698,011	1,600,375
Total Containers & Packaging			1,633,341
Distributors – 0.7%
RelaDyne, Second Lien Term Loan
13.17%, 12/23/29(b)	United States	1,790,352	1,777,819
Electrical Equipment – 0.3%
Inventus Power, Inc., First Lien Revolver
0.00%, 06/30/25(b)(c)	United States	94,000	–
Inventus Power, Inc., First Lien Term Loan
12.59%, 06/30/25(b)	United States	824,855	806,213
Total Electrical Equipment			806,213
Food Products – 0.4%
Protein For Pets Opco, First Lien Revolver
10.57%, 03/22/30(c)	United States	103,000	–
Protein For Pets Opco, First Lien Term Loan
10.57% (1 Month SOFR + 5.25%), 03/22/30(a)	United States	994,000	974,184
Total Food Products			974,184
Health Care Equipment & Supplies – 1.2%
Touchstone Acquisition, Inc., First Lien Term Loan
11.48% (3 Month SOFR + 6.00%), 12/29/28(a)(b)	United States	2,961,255	2,879,821
Health Care Providers & Services – 1.9%
LSL Holdco LLC, First Lien Revolver
11.43% (1 Month SOFR + 6.00%), 01/31/28(a)(b)(c)	United States	266,412	98,764
LSL Holdco LLC, First Lien Incremental Term Loan
11.08%, 01/31/28(b)	United States	274,298	254,220
LSL Holdco LLC, First Lien Term Loan
11.43%, 01/31/28(b)	United States	2,355,749	2,183,308
Petvet Care Centers LLC, First Lien Term Loan
11.32% (1 Month SOFR + 6.00%), 11/15/30(a)(b)	United States	2,350,110	2,308,043
11.32%, 11/15/30(b)(c)	United States	307,000	–
Petvet Care Centers LLC, First Lien Revolver
11.32%, 11/15/29(b)(c)	United States	307,000	–
Total Health Care Providers & Services			4,844,335
Health Care Technology – 1.2%
Establishment Labs Holdings, Inc., First Lien Tranche C Delay Draw Term Loan
9.00%, 04/21/27(b)(c)(f)	United States	184,290	–
Establishment Labs Holdings, Inc., First Lien Tranche A Term Loan
9.00%, 04/21/27(b)(f)	United States	1,223,566	1,174,624
Establishment Labs Holdings, Inc., First Lien Tranche D Delay Draw Term Loan
9.00%, 04/21/27(b)(c)(f)	United States	184,290	–
Establishment Labs Holdings, Inc., First Lien Tranche B Delay Draw Term Loan
9.00%, 04/21/27(b)(f)	United States	195,956	188,117
Impel Pharmaceuticals, Inc., First Lien Tranche B Term Loan
16.21% (3 Month SOFR + 10.75%), 09/05/28(a)(b)	United States	272,429	193,969
Impel Pharmaceuticals, Inc., First Lien Tranche A Term Loan
0.00%, 03/17/27(b)	United States	2,038,833	617,155
Next Holdco LLC, First Lien Term Loan
11.32%, 11/08/30(b)(c)	United States	213,000	–
11.34% (3 Month SOFR + 6.00%), 11/08/30(a)(b)	United States	830,000	818,961
Next Holdco LLC, First Lien Revolver
11.32%, 11/08/29(b)(c)	United States	80,000	–
Total Health Care Technology			2,992,826
Hotels, Restaurants & Leisure – 2.2%
Grove Hotel Parcel Owner LLC, First Lien Revolver Facility
0.00%, 06/21/28(b)(c)	United States	175,377	–
Grove Hotel Parcel Owner LLC, First Lien Term Loan
13.43%, 06/21/28(b)	United States	1,727,462	1,692,913
Grove Hotel Parcel Owner LLC, First Lien Delay Draw Term Loan
0.00%, 06/21/28(b)(c)	United States	350,754	–
PFNY Holdings LLC, First Lien Delay Draw Term Loan
11.63%, 12/31/26(b)	United States	305,481	290,543
PFNY Holdings LLC, First Lien Term Loan
12.51%, 12/31/26(b)	United States	3,567,580	3,393,126
PFNY Holdings LLC, First Lien Revolver
12.66%, 12/31/26(b)(c)	United States	173,352	–
Total Hotels, Restaurants & Leisure			5,376,582
Insurance – 0.7%
Ardonagh Group Finance, First Lien Tranche B1 Term Loan
10.04% (6 Month SOFR + 4.75%), 02/15/31(a)(b)	United States	1,739,000	1,712,915
Ardonagh Midco, First Lien Tranche B2 Delay Draw Term Loan
10.04%, 02/15/31(b)(c)	United States	160,000	–
Total Insurance			1,712,915
Interactive Media & Services – 0.6%
Ancestry.com, Inc., First Lien Tranche B Term Loan
10.83% (1 Month SOFR + 5.50%), 12/12/33(a)(b)	United States	1,637,000	1,615,883
Machinery – 0.4%
Truck-Lite Company, First Lien Delay Draw Term Loan
11.09%, 02/13/31(b)(c)	United States	105,000	–
Truck-Lite Company, First Lien Revolver
11.07% (3 Month SOFR + 5.75%), 02/13/30(a)(b)(c)	United States	105,000	3,432
Truck-Lite Company, First Lien Term Loan
11.06% (3 Month SOFR + 5.75%), 02/13/31(a)(b)	United States	975,000	956,183
Total Machinery			959,615
Metals & Mining – 0.4%
IAMGOLD Corp., Second Lien Term Loan
13.62%, 05/16/28(b)	United States	975,000	957,938
Pharmaceuticals – 0.5%
Bioxcel Therapeutics, First Lien Tranche A2 Term Loan
12.88% (3 Month SOFR + 7.50%), 04/19/27(a)(b)	United States	376,802	351,367
Bioxcel Therapeutics, First Lien Tranche D Term Loan
0.00%, 04/19/27(b)(c)	United States	625,975	–
Bioxcel Therapeutics, Inc., First Lien Tranche A Term Loan
12.81%, 04/19/27(b)	United States	908,347	847,034
Bioxcel Therapeutics, Inc., First Lien Tranche B Delay Draw Term Loan
12.81%, 04/19/27(b)(c)	United States	250,390	–
Bioxcel Therapeutics, Inc., First Lien Tranche C Delay Draw Term Loan
12.81%, 04/19/27(b)(c)	United States	375,585	–
Total Pharmaceuticals			1,198,401
Software – 5.2%
Avalara, Inc., First Lien Term Loan
12.60% (3 Month SOFR + 7.25%), 10/19/29(a)(b)	United States	2,491,000	2,484,772
Avalara, Inc., First Lien Revolver
0.75%, 10/19/29(b)(c)	United States	249,000	–
Evergreen IX Borrower LLC, First Lien Term Loan
11.39% (3 Month SOFR + 6.00%), 09/29/30(a)(b)	United States	1,144,133	1,140,014
Evergreen IX Borrower LLC, First Lien Revolver
11.39%, 09/29/29(b)(c)	United States	127,000	–
Finastra USA, Inc., First Lien Term Loan
12.71% (6 Month SOFR + 7.25%), 09/13/30(a)(b)	United States	1,462,000	1,432,760
Finastra USA, Inc., First Lien Revolver
12.57% (1 Month SOFR + 7.25%), 09/13/30(a)(b)(c)	United States	152,000	27,598
iCIMS, Inc., First Lien Revolver Facility
11.99%, 08/18/28(b)(c)	United States	157,552	16,209
iCIMS, Inc., First Lien Term Loan
8.75%, 08/18/28(b)	United States	1,738,035	1,678,942
12.62% (3 Month SOFR + 7.25%), 08/18/28(a)(b)	United States	253,659	249,600
iCIMS, Inc., First Lien Delay Draw Term Loan
0.00%, 08/18/28(b)(c)(f)	United States	334,805	–
Monotype Imaging Holdings, First Lien Delay Draw Term Loan
10.84%, 02/28/31(b)(c)	United States	117,000	–
Monotype Imaging Holdings, First Lien Term Loan
10.84% (3 Month SOFR + 5.50%), 02/28/30(a)(b)	United States	1,409,000	1,388,429
Monotype Imaging Holdings, First Lien Revolver
10.84%, 02/28/31(b)(c)	United States	176,000	–
OEConnection LLC, Second Lien Term Loan
12.42%, 09/25/27(b)	United States	2,499,000	2,464,764
Pluralsight LLC, First Lien Revolver
13.47% (3 Month SOFR + 8.00%), 04/06/27(a)(b)	United States	9,143	8,128
13.47% (3 Month SOFR + 8.00%), 04/06/27(a)(b)	United States	31,857	28,321
Pluralsight LLC, First Lien Term Loan
13.56% (3 Month SOFR + 8.00%), 04/06/27(a)(b)	United States	659,000	585,851
UserZoom Technologies, Inc., First Lien Term Loan
12.77%, 04/05/29(b)	United States	1,348,000	1,337,890
Total Software			12,843,278
Total Senior Loans			51,936,142
		Shares
Preferred Stock – 0.9%
Health Care Providers & Services – 0.1%
Petvet Care Centers LLC(Acquired 11/15/2023, cost $198,940)(b)(h)	United States	203	211,120
Health Care Technology – 0.8%
athenahealth, Inc.(Acquired 2/15/2022, cost $1,992,289)(b)(h)	United States	2,033	2,038,164
Total Preferred Stock			2,249,284
Common Stock – 0.1%
Distributors – 0.1%
RelaDyne(Acquired 12/23/2021, cost $187,703)(b)(h)	United States	2,000	279,120
Total Common Stock			279,120
Warrants – 0.1%
Biotechnology – 0.1%
ADC Therapeutics - (Exercise price: $8.30, Expiration: 08/15/32)(Acquired 8/15/2022, cost $30,028)(b)(h)	United States	4,988	10,225
Mesoblast, Inc.- (Exercise Price: $3.70, Expiration: 11/19/28)(Acquired 1/12/2023, cost $0)(b)(h)	United States	11,941	30,450
Mesoblast, Inc.- (Exercise Price: $7.26, Expiration: 11/19/28)(Acquired 12/20/2021, cost $106,354)(b)(h)	United States	46,443	81,275
Seres Therapeutics, Inc. - (Exercise price: $6.69, Expiration: 04/27/30)(Acquired 4/27/2023, cost $14,821)(b)(h)	United States	4,735	1,420
Total Biotechnology			123,370
Health Care Technology – 0.0%
Impel Pharmaceuticals, Inc.-(Exercise Price: $0.01, Expiration: 09/05/30)(Acquired 9/5/2023, cost $0)(b)(h)	United States	26,745	–
Innocoll Pharmaceuticals Ltd.- (Exercise Price: $4.23, Expiration: 01/26/29)(Acquired 1/26/2022 - 9/1/2022, cost $77,901)(b)(h)	United States	20,192	–
Total Health Care Technology			–
Pharmaceuticals – 0.0%
Bioxcel Therapeutics, Inc. - (Exercise price: $20.04, Expiration: 04/19/29)(Acquired 4/28/2022 - 12/5/2023, cost $0)(b)(h)	United States	4,359	5,449
Total Warrants			128,819
TOTAL PRIVATE CREDIT (Cost $56,574,881)			54,593,365
SHORT-TERM INVESTMENTS — 3.6%
Money Market Fund – 3.0%
First American Government Obligations Fund - Class X, 5.23%(k)	United States	7,570,359	7,570,359
		Principal Amount
U.S. Treasury Bills – 0.6%
4.68%, 04/25/24(l)	United States	1,500,000	1,494,749
TOTAL SHORT-TERM INVESTMENTS (Cost $9,065,121)			9,065,108
Total Investments – 114.4%(m) (Cost $294,057,845)			284,601,089
Liabilities in Excess of Other Assets – (14.4)%			(35,927,263)
TOTAL NET ASSETS – 100.0%			$248,673,826
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a) Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(b) These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of March 31, 2024, the total value of all such securities was $57,136,078 or 23.0% of net assets.

(c) As of March 31, 2024, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans.  Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less: funded commitments (000s)	Total unfunded commitment (000s) (Note 10)
AI Aqua Merger Sub, Inc.	First Lien Tranche B Term Loan	$368	$330	$38
AI Aqua Merger Sub, Inc.	First Lien Tranche B Term Loan	32	29	3
Amspec Parent	First Lien Delay Draw Term Loan	226	—	226
Amspec Parent, Inc.	First Lien Revolver	212	2	210
Ardonagh Midco	First Lien Tranche B2 Delay Draw Term Loan	160	—	160
ASP-r-pac Acquisition Company LLC	First Lien Revolver	206	35	171
Avalara, Inc.	First Lien Revolver	249	—	249
Bioxcel Therapeutics	First Lien Tranche D Term Loan	626	—	626
Bioxcel Therapeutics, Inc.	First Lien Tranche C Delay Draw Term Loan	376	—	376
Bioxcel Therapeutics, Inc.	First Lien Tranche B Delay Draw Term Loan	250	—	250
Establishment Labs Holdings, Inc.	First Lien Tranche D Delay Draw Term Loan	184	—	184
Establishment Labs Holdings, Inc.	First Lien Tranche C Delay Draw Term Loan	184	—	184
Evergreen IX Borrower LLC	First Lien Revolver	127	—	127
Finastra USA, Inc.	First Lien Revolver	152	28	124
Galileo Parent, Inc.	First Lien Revolver	21	9	12
Galileo Parent, Inc.	First Lien Revolver	62	28	34
Grove Hotel Parcel Owner LLC	First Lien Delay Draw Term Loan	351	—	351
Grove Hotel Parcel Owner LLC	First Lien Revolver Facility	175	—	175
iCIMS, Inc.	First Lien Revolver Facility	158	17	141
iCIMS, Inc.	First Lien Delay Draw Term Loan	335	—	335
Inventus Power, Inc.	First Lien Revolver	94	—	94
Kings Buyer LLC	First Lien Revolver	310	31	279
LSL Holdco LLC	First Lien Revolver	266	106	160
Monotype Imaging Holdings	First Lien Delay Draw Term Loan	117	—	117
Monotype Imaging Holdings	First Lien Revolver	176	—	176
Next Holdco LLC	First Lien Term Loan	213	—	213
Next Holdco LLC	First Lien Revolver	80	—	80
NFM & J LP	First Lien Revolver	64	6	58
NFM & J LP	First Lien Revolver	46	5	41
NFM & J LP	First Lien Term Loan	276	9	267
Petvet Care Centers LLC	First Lien Revolver	307	—	307
Petvet Care Centers LLC	First Lien Term Loan	307	—	307
PFNY Holdings LLC	First Lien Revolver	173	—	173
Protein For Pets Opco	First Lien Revolver	103	—	103
Seres Therapeutics, Inc.	First Lien Tranche B Delay Draw Term Loan	329	—	329
Seres Therapeutics, Inc.	First Lien Tranche C Delay Draw Term Loan	329	—	329
Truck-Lite Company	First Lien Revolver	105	3	102
Truck-Lite Company	First Lien Delay Draw Term Loan	105	—	105
WP CPP Holdings	First Lien Revolver	90	—	90
		$7,944	$638	$7,306

(d)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2024, the total value of all such securities was $115,840,384 or 46.6% of net assets.

(e)      Regulation S security. These securities may be subject to transfer restrictions as defined by Regulation S. As of March 31, 2024, the total value of all such securities was $2,802,096 or 1.1% of net assets.

(f) Paid in kind security which may pay interest in additional par.
(g) These assets are held in the Oaktree Diversified Income Fund (Cayman) Ltd., a Cayman Islands exempted company and wholly-owned subsidiary of the Fund.
(h)     Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of March 31, 2024, the total value of all such securities was $3,067,281 or 1.2% of net assets.

(i) Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2024.
(j) Issuer is currently in default on its regularly scheduled interest payment.
(k) The rate shown represents the seven-day yield as of March 31, 2024.
(l) The rate shown is the effective yield.
(m) These securities are pledged as collateral for the credit facility.

Abbreviations:
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financial Rate
SOFR30A	Secured Overnight Financial Rate 30 Day Average
SONIA	Sterling Overnight Index Average

Currencies:
GBP (£)	British Pound
EUR (€)	Euro
USD ($)	US Dollar

Forward Currency Contracts:
As of March 31, 2024, the following forward currency contracts were outstanding:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

4/18/2024	2,340,119 EUR	2,536,921 USD	State Street Bank & Trust Co.	$(10,172)
4/18/2024	33,327,899 USD	30,396,029 EUR	State Street Bank & Trust Co.	507,722
4/18/2024	2,743,076 USD	2,156,973 GBP	State Street Bank & Trust Co.	20,345
4/18/2024	59,910 GBP	75,365 USD	State Street Bank & Trust Co.	258
				$518,153

Schedule of Open Futures Contracts:
As of March 31, 2024, the following futures contracts were outstanding:

Description	Contracts Purchased	Expiration Date	Notional	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	38	06/28/2024	$7,770,406	$(5,627)
U.S. Treasury 5 Year Note	75	06/28/2024	8,026,172	11,930
				$6,303

Oaktree Diversified Income Fund Inc.
Notes to Consolidated Schedule of Investments
March 31, 2024 (Unaudited)

1. Organization

Oaktree Diversified Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021.

The Fund has two classes of shares: Class D and Class T shares. The Fund had applied for, and was granted, exemptive relief (the “Exemptive Relief”) by the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. Currently, the Fund is only offering Class D shares.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Brookfield Public Securities Group LLC (the “Administrator”), a wholly-owned subsidiary of Brookfield Asset Management Inc. (“Brookfield”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, Brookfield acquired a majority interest in the Adviser.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as
“below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments.

2. Significant Accounting Policies

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Bank Loans, Assignments, and Participations. Loans (including “Senior Loans” (as described below), delayed funding loans and revolving credit facilities) may be fixed-or floating-rate obligations. Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets. Senior floating rate loans may be made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”). Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issuers, and interests therein. Loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests.

Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the Secured Overnight Financing Rate, “SOFR,” or a similar reference rate) plus a premium. Senior Loans are typically of below investment grade quality. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (an “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis. These securities may initially be valued at the acquisition price as the best indicator of fair value. The Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized. Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment. Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material to the consolidated financial statements.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

Oaktree Diversified Income Fund Inc.
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Corporate Credit
Senior Loans (Syndicated)	$–	$77,326,636	$1,997,077	$79,323,713
High Yield	–	58,385,256	1,254,353	59,639,609
Emerging Markets	–	6,419,930	–	6,419,930
Convertible Bonds	–	1,871,614	–	1,871,614
Investment Grade	–	57,142	–	57,142
Structured Credit
Collateralized Loan Obligations	–	41,184,458	–	41,184,458
Commercial Mortgage-Backed Securities	–	9,945,243	265,467	10,210,710
Residential Mortgage-Backed Securities	–	8,035,486	–	8,035,486
Asset-Backed Securities	–	14,199,954	–	14,199,954
Private Credit
Senior Loans	–	974,184	50,961,958	51,936,142
Preferred Stock	–	–	2,249,284	2,249,284
Common Stock	–	–	279,120	279,120
Warrants	–	–	128,819	128,819
Short-Term Investments
Money Market Fund	7,570,359	–	–	7,570,359
U.S. Treasury Bills	–	1,494,749	–	1,494,749
Total Investments	$7,570,359	$219,894,652	$57,136,078	$284,601,089

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Assets
Forward Currency Contracts	$–	$518,153	$–	$518,153
Futures	6,303	–	–	6,303
Total Assets	$6,303	$518,153	$–	$524,456
Liabilities
Unfunded loan commitments	$–	$–	$(13,311)	$(13,311)
Total	$6,303	$518,153	$(13,311)	$511,145
For further information regarding security characteristics, see the Schedule of Investments.

(1)	Forward currency contracts, futures and unfunded loan commitments are reflected at the net unrealized appreciation (depreciation) on the instruments.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of March 31, 2024.

	Value as of March 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/(Weighted Average)	Impact to Valuation from an Increase in Input(1)

Corporate Credit
Senior Loans (Syndicated)	$1,997,077	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-19.0% (13.0%)	Decrease

High Yield	$1,254,353	Market Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	12.0%-14.0% (13.0%)	Decrease

Structured Credit
Commercial Mortgage-Backed Securities	$265,467	Market Approach	Market Comparables	Market Quotes	$49.72 ($49.72)	Increase

Private Credit
Senior Loans	$50,961,958	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.0%-19.0% (12.8%)	Decrease

Preferred Stock	$2,249,284	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.0%-16.0% (16.1%)	Decrease

Common Stock	$279,120	Market Approach	Comparable companies	Earnings Multiple	6x-8x (7x)	Increase

Warrants	$128,819	Other	Black Scholes	Volatility	80.0%-100.0%	Increase
					(93.9%)
Total	$57,136,078

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Credit	Structured Credit	Private Credit	Total
Balance as of December 31, 2023	$3,393,166	$272,728	$50,449,054	$54,114,948
Accrued discounts (premiums)	791	1,168	30,949	32,908
Realized gain (loss)	811	-	(43,746)	(42,935)
Change in unrealized appreciation (depreciation)	(33,380)	(8,429)	(170,175)	(211,984)
Purchases at cost/ corporate actions	-	-	4,375,036	4,375,036
Sales proceeds	(109,958)	-	(2,637,820)	(2,747,778)
Transfers into Level 3		-	1,615,883	1,615,883 (1)
Balance as of March 31, 2024	$3,251,430	$265,467	$53,619,181	$57,136,078

Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$(33,380)	$(8,429)	$(130,340)	$(172,149)

(1) Security transferred into Level 3 due to a decrease in observable inputs.

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

3. Credit Facility

The Fund has established a Senior Secured Revolving Credit Facility (the “Credit Facility”) in the aggregate principal amount of up to $75,000,000 with Sumitomo Mitsui Banking Corporation (“Sumitomo”) for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Credit Facility stated maturity date is December 31, 2025. The Fund pays interest in the amount of the Secured Overnight Financing Rate plus 1.25% on the Credit Facility outstanding if the borrowing is a Eurodollar Loan as defined in the Credit Facility agreement, or the highest of (i) Sumitomo prime rate as announced by Sumitomo in New York City, (ii) the sum of (x) the Federal Funds Rate plus (y) 1.00%, and (iii) the sum of (x) the London interbank market with a one (1) month maturity plus (y) 1.00%, (“Base Rate”) plus 0.25% if the borrowing is a Base Rate Loan as defined in the Credit Facility agreement on the Credit Facility outstanding. The Fund also pays an unused commitment fee of 0.35% on the Credit Facility that is unused. For the three months ended March 31, 2024, the Fund amortized $37,748 in deferred debt issuance costs.  As of March 31, 2024, the Fund had $269,245 in unamortized deferred debt issuance. The remaining unamortized deferred debt issuance costs are being amortized through December 31, 2025.

As of March 31, 2024, the Fund had outstanding borrowings of $35,000,000. For the three months ended March 31, 2024, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Credit Facility were as follows:

Stated interest expense	$635,969
Unused commitment fees	$35,389
Amortization of debt issuance costs	$37,748
Total interest expense and credit facility fees	$709,106
Average stated interest rate	7.19%
Average outstanding balance	$35,000,000

According to terms of the Credit Facility agreement, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness of the Fund of not less than 300%. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of March 31, 2024, the Fund was in compliance with the terms of the Credit Facility.